[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 Fifth Avenue NEW YORK, NY	10036
(Address of principal executive offices)	(Zip code)

RANDY TAKIAN 522 Fifth Avenue NEW YORK, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-281-2715

Date of fiscal year end:	10/31

Date of reporting period:	7/31/08

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (15.4%)
Banking (0.7%)
Wachovia Bank N.A.,
2.80%, 9/23/08	$100,000	$100,000
International Banks (14.8%)
Allied Irish Bank plc,
3.04%, 10/24/08	(b)125,000	125,023
Banco Santander S.A.,
3.01%, 12/18/08	(b)100,000	100,000
3.05%, 8/22/08	(b)87,500	87,500
Bank of Scotland,
3.06%, 9/25/08	100,000	100,000
Barclays US Funding Corp.,
2.95%, 11/21/08	(b)80,000	80,000
BNP Paribas,
2.69%, 8/26/08	30,000	29,999
Canadian Imperial Bank of Commerce,
2.70%, 8/25/08	100,000	100,000
2.82%, 8/6/08	125,000	125,000
Credit Industriel et Commercial S.A.,
2.90%, 8/14/08	50,000	49,998
3.04%, 10/31/08	250,000	250,000
3.05%, 8/18/08	100,000	100,000
Fortis Bank,
2.90%, 9/30/08	100,000	100,000
Natixis,
2.73%, 8/11/08	125,000	125,000
2.80%, 8/7/08	(b)125,000	125,000
2.92%, 8/4/08	55,000	54,999
Royal Bank of Scotland plc,
3.00%, 12/15/08	150,000	150,000
Toronto Dominion Bank Ltd.,
2.75%, 8/14/08 - 9/15/08	175,000	175,000
2.83%, 9/30/08	125,000	125,000
		2,002,519
Total Certificates of Deposit (Cost $2,102,519)		2,102,519
Commercial Paper (49.0%) (e)
Asset Backed - Automotive (1.5%)
FCAR Owner Trust,
3.03%, 8/4/08	200,000	199,950
Asset Backed - Consumer (1.6%)
Palisades,
3.06%, 8/8/08 - 8/14/08	(a)215,000	214,839
Asset Backed - Corporate (0.5%)
LMA Americas LLC,
3.02%, 8/28/08	(a)65,000	64,854
Asset Backed - Diversified (12.6%)
Ciesco LLC,
2.71%, 8/15/08	(a)100,000	99,895
Clipper Receivables Co. LLC,
2.50%, 8/1/08	(a)300,000	300,000
2.76%, 8/20/08 - 8/22/08	(a)100,000	99,847
Erasmus Capital Corp.,
2.92%, 10/23/08	(a)25,000	24,833
Gemini Securitization Corp.,
2.71%, 9/25/08	(a)75,000	74,691
2.71%, 9/29/08	(a)(b)33,800	33,650
2.87%, 9/26/08	(a)63,178	62,898
Liberty Street Funding LLC,
2.81%, 9/26/08	(a)25,000	24,891
2.91%, 8/21/08 - 8/26/08	(a)105,000	104,814
Market Street Funding LLC,
2.76%, 9/5/08	(a)25,000	24,933
2.91%, 8/20/08 - 8/21/08	(a)75,000	74,882

Mont Blanc Capital Corp.,
2.76%, 9/25/08	(a)25,000	24,895
Nieuw Amsterdam Receivables Corp.,
2.86%, 9/24/08	(a)250,000	248,935
Ranger Funding Co. LLC,
2.87%, 9/19/08	(a)(b)25,000	24,903
Regency Markets No. 1 LLC,
2.63%, 8/20/08	(a)(b)50,000	49,931
Scaldis Capital LLC,
2.85%, 9/29/08	(a)(b)125,000	124,421
2.86%, 9/26/08	(a)45,000	44,802
3.02%, 9/25/08	(a)(b)100,000	99,542
3.05%, 8/29/08	(a)30,000	29,930
Sydney Capital Corp.,
3.00%, 8/15/08	(a)40,000	39,953
Tulip Funding Corp.,
2.57%, 8/29/08	(a)100,000	99,801
		1,712,447
Asset Backed - Securities (8.4%)
Amstel Funding Corp.,
2.87%, 8/26/08	(a)(b)75,000	74,852
2.91%, 9/25/08 - 9/29/08	(a)145,000	144,326
3.03%, 9/16/08	(a)100,000	99,615
Cancara Asset Securitisation LLC,
2.83%, 9/29/08	45,000	44,793
2.92%, 9/19/08	(a)20,000	19,921
2.92%, 10/15/08 - 10/23/08	(a)(b)105,000	104,346
3.07%, 8/29/08	(a)75,000	74,823
Galleon Capital Corp.,
2.76%, 8/25/08	(a)125,000	124,771
Grampian Funding LLC,
2.86%, 9/24/08	(a)50,000	49,787
2.86%, 9/26/08	(a)(b)75,000	74,670
Solitaire Funding LLC,
2.87%, 9/29/08	(a)(b)150,000	149,301
2.91%, 9/30/08	(a)85,000	84,591
2.98%, 11/17/08	(a)(b)65,000	64,425
3.09%, 8/25/08	(a)30,000	29,939
		1,140,160
Banking (3.2%)
Bank of America Corp.,
2.63%, 9/23/08	75,000	74,713
2.87%, 8/26/08	23,678	23,631
Citigroup Funding, Inc.,
2.83%, 8/19/08	50,000	49,930
2.84%, 8/14/08	75,000	74,924
2.90%, 9/22/08 - 9/23/08	100,000	99,580
3.02%, 8/1/08	40,000	40,000
Swedbank AB
2.81%, 9/26/08	75,000	74,673
		437,451
Finance - Automotive (1.3%)
Toyota Motor Credit Corp.,
2.79%, 10/22/08	75,000	74,530
2.90%, 8/25/08	30,000	29,943
4.01%, 8/7/08	75,000	74,951
		179,424
Financial Conglomerates (1.0%)
General Electric Capital Corp.,
2.81%, 8/15/08	60,000	59,935
4.00%, 9/5/08	75,000	74,716
		134,651
Food & Beverages (0.4%)
Nestle Capital Corp.,
2.47%, 3/10/09	(a)50,000	49,260
Insurance (0.5%)
Prudential plc,
2.83%, 8/25/08	(a)75,000	74,859
International Banks (18.1%)
Australia & New Zealand Banking Group Ltd.,
2.53%, 8/22/08	(b)25,000	25,000

Bank of Ireland,
2.77%, 8/14/08	(a)125,000	124,876
Bank of Scotland HBOS,
2.66%, 9/29/08	(b)150,000	149,349
2.80%, 11/12/08	(b)100,000	99,210
Barclays U.S. Funding Corp.,
3.00%, 12/10/08	75,000	74,194
3.20%, 12/24/08	75,000	74,049
Caisse Nationale des Caisses d’Epargne et de Prevoyance,
2.86%, 9/30/08	(a)100,000	99,527
3.00%, 12/10/08	(a)(b)100,000	98,923
Fortis Banque Luxembourg,
2.82%, 9/25/08	50,000	49,786
KBC Financial Products International Ltd.,
3.00%, 12/12/08	(a)50,000	49,454
Raiffeisen Zentralbank Oesterreich AG,
2.93%, 9/30/08	(a)250,000	248,787
2.96%, 9/25/08	(a)50,000	49,775
Royal Bank of Scotland,
3.04%, 12/29/08	150,000	148,125
Sanpaolo IMI S.p.A.,
2.82%, 9/29/08	125,000	124,426
Societe Generale N.A.,
2.90%, 11/14/08	50,000	49,584
2.95%, 9/30/08	(b)175,000	174,150
3.22%, 12/9/08	100,000	98,855
Swedbank AB,
2.83%, 9/26/08	(b)125,000	124,456
3.04%, 11/14/08	110,000	109,037
3.06%, 9/30/08	(b)150,000	149,245
3.06%, 12/15/08	40,000	39,544
Swedbank Mortgage AB,
2.90%, 8/15/08	(b)100,000	99,888
2.96%, 9/30/08	(b)110,000	109,461
UBS Finance Delaware LLC,
2.83%, 9/18/08	(b)100,000	99,625
		2,469,326
Total Commercial Paper (Cost $6,677,221)		6,677,221
Corporate Bond (0.6%)
International Banks (0.6%)
Australia & New Zealand Banking Group Ltd.,
2.89%, 3/2/09	(a)(b)75,000	75,000
Total Corporate Bond (Cost $75,000)		75,000
Extendible Notes (0.1%)
International Banks (0.1%)
ING Bank N.V.,
3.06%, 9/26/08	(a)(b)19,500	19,478
Total Extendible Notes (Cost $19,478)		19,478
Floating Rate Notes (17.7%)
Banking (1.7%)
Bank of America N.A.,
2.64%, 2/27/09	(b)182,050	181,916
Union Hamilton Special Funding LLC,
3.30%, 9/22/08	(a)(b)25,000	25,000
Wachovia Bank N.A.,
3.00%, 1/12/09	(b)30,000	30,000
		236,916
Finance - Automotive (0.6%)
American Honda Finance Corp.,
2.78%, 8/6/08	(a)(b)26,000	26,000
Toyota Motor Credit Corp.,
2.46%, 6/9/09	(b)50,000	50,000
		76,000
International Banks (15.4%)
Bank of Nova Scotia,
3.17%, 5/6/09	(b)189,000	189,000
Banque Federative du Credit Mutuel,
2.47%, 8/13/08	(a)(b)305,130	305,130
Barclays Bank plc,
2.91%, 5/20/09	(b)150,000	150,000

Caja de Ahorros y Monte de Piedad de Madrid,
2.94%, 8/12/08	(a)(b)120,000	120,000
Commonwealth Bank of Australia,
2.48%, 9/23/08	(a)(b)50,000	50,000
Deutsche Bank AG,
2.79%, 9/22/08	(b)100,000	100,026
3.01%, 1/21/09	(b)100,000	100,000
KBC Bank N.V.,
2.81%, 12/16/08	(b)150,000	150,000
Kommunalkredit Austria AG,
2.49%, 8/21/08	(a)(b)150,000	150,000
Kommunalkredit International Bank Ltd.,
2.82%, 8/14/08	(a)(b)150,000	150,000
Merrill Lynch & Co., Inc.,
2.60%, 8/14/08	(b)185,000	185,001
Royal Bank of Scotland Group plc,
2.49%, 8/20/08	(a)(b)135,000	135,000
2.98%, 1/15/09	(a)(b)100,000	100,000
Skandinaviska Enskilda Banken AB,
2.43%, 8/22/08 - 9/22/08	(b)110,000	109,953
Svenska Handelsbanken AB,
2.45%, 9/19/08	(a)(b)75,500	75,474
Westpac Banking Corp.,
2.93%, 2/6/09	(a)(b)50,000	49,990
		2,119,574
Total Floating Rate Notes (Cost $2,432,490)		2,432,490
Time Deposits (0.6%)
International Banks (0.6%)
Societe Generale,
2.46%, 8/29/08	(a)(b)75,000	75,000
Total Time Deposits (Cost $75,000)		75,000
Repurchase Agreements (17.2%)
Banc of America LLC, 2.25%, date 7/31/08, due 8/1/08, repurchase price $290,438; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.00%, due 3/1/38; Federal National Mortgage Association, Fixed Rate Mortgage: 5.50%, due 8/1/37, valued at $296,228.	290,420	290,420

Barclays Capital, Inc., 2.34% dated 7/31/08, due 8/1/08, repurchase price $250,016; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Ace Capital Trust II, 9.70%, due 4/1/30; CBS Corp., 6.63%, due 5/15/11; Deutsche Telekom International Finance B.V., 8.75%, due 6/15/30; Exelon Corp., 4.90%, due 6/15/15; HCP, Inc., 7.07%, due 6/8/15; Ingersoll-Rand Co., 9.00%, due 8/15/21; Litton Industries, Inc., 8.00%, due 10/15/09; MetLife, Inc., 6.40%, due 12/15/36; Motorola, Inc., 6.50%, due 11/15/28; Telecom Italia Capital S.A., 4.00%, due 1/15/10; Time Warner, Inc., 7.63%, due 4/15/31; ZFS Finance USA Trust I, 6.50%, due 5/9/37, valued at $255,000.

	250,000	250,000

BNP Paribas, 2.34%, dated 7/31/08, due 8/1/08, repurchase price $500,033; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Chase Capital II, 3.30%, due 2/1/27; General Electric Capital Corp., 5.88% - 6.75%, due 3/15/32 - 1/14/38; Goodrich Corp., 6.29%, due 7/1/16; ING Capital Funding TR III, 8.44%, due 12/29/49 ; International Lease Finance Corp., 5.65%, due 6/1/14; Kinder Morgan Energy Partners LP., 6.75%, due 3/15/11; Mattel, Inc., 5.63%, due 3/15/13; McDonnell Douglas Corp., 9.75%, due 4/1/12; Pacific Gas & Electric Co., 6.05%, due 3/1/34; Reynolds American, Inc., 7.25%, due 6/1/12; SLM Corp., 3.95% - 4.00%, due 8/15/08 - 1/15/09; Time Warner, Inc., 7.63%, due 4/15/31; UBS Preferred Funding Trust I, 8.62%, due 12/29/49; Wachovia Corp., 2.96%, due 3/1/12; Yum! Brands, Inc., 6.25%, due 3/15/18, valued at $525,000.

	500,000	500,000

Deutsche Bank Securities, Inc., 2.31%, dated 7/31/08, due 8/1/08, repurchase price $100,006; fully collateralized by corporate bonds and U.S. treasury securities at the date of this Portfolio of Investments as follows: AMBAC Financial Group, Inc., 5.95%, due 12/5/35; American General Capital II, 8.50%, due 7/1/30; American General Finance Corp.,4.63% - 4.88%, due 5/15/10 - 9/1/10; Bank of America Corp., 6.50%, due 2/15/11; BellSouth Corp., 6.88%, due 10/15/31; Carolina Power & Light Co., 5.70%, due 4/1/35; Caterpillar Financial Services Corp., 2.85%, due 8/11/09; Consolidated Edison Co. of New York, Inc., 6.30%, due 8/15/37; Countrywide Financial Corp., 3.08%, due 12/19/08; Countrywide Home Loans, Inc., 4.13%, due 9/15/09; Detroit Edison Co. (The), 5.70%, due 10/1/37; Dow Chemical Co. (The), 5.10% - 6.15%, due 10/15/12 - 11/15/12; Florida Power & Light Co., 5.65% due 2/1/35 - 2/1/37; FPL Group Capital, Inc., 6.35%, due 10/1/66; Glitnir Banki H.F., 6.33%, due 7/28/11; Goldman Sachs Group, Inc., 6.13%, due 2/15/33; Hartford Financial Services Group, Inc., 8.13%, due 6/15/38; HBOS plc, 6.41%, due

10/1/99; HVB Funding Trust I., 8.74%, due 6/30/31; International Lease Finance Corp., 6.38%, due 3/25/13; John Deere Capital Corp., 3.49% - 4.88%, due 3/16/09 - 1/18/11; Kaupthing Bank hf, 7.13%, due 5/19/16; KeySpan Corp., 8.00%, due 11/15/30; Kimco Realty Corp., 5.58%, due 11/23/15; Kohl’s Corp., 6.00%, due 1/15/33; Lehman Brothers Holdings Capital Trust V, 5.86%, due 11/30/56; M&I Marshall & Ilsley Bank., 2.95%, due 12/4/12; MBNA Corp., 4.63% - 7.50%, due 9/15/08 - 3/15/12; McDonald’s Corp., 5.20%, due 8/1/18; Monsanto Finance Canada Co., 5.50%, due 7/30/35; National City Bank of Indiana, 4.25%, due 7/1/08; Nationwide Building Society, 4.00% - 4.25%, due 1/15/09 - 2/1/10; Pacific Life Global Funding, 3.75%, due 1/15/09; Petro-Canada, 6.80%, due 5/15/38; Philip Morris International, Inc., 6.38%, due 5/16/38; Pitney Bowes, Inc., 5.75%, due 9/15/17; Prudential Financial, Inc., 4.75%, due 4/1/14; Public Service Electric & Gas Co., 5.00%, due 1/1/13; Reynolds American, Inc., 7.25%, due 6/15/37; Southern California Edison Co., 5.63%, due 2/1/36; State Street Capital Trust III, 8.25%, due 3/15/42; Swiss Re Capital I LP, 6.85%, due 5/25/99; Swiss Re Insurance Solutions Holding Corp., 7.75%, due 6/15/30; Textron Financial Corp., 5.13% - 5.40%, due 11/1/10 - 4/28/13; UBS Preferred Funding Trust II, 7.25%, due 6/26/49; United Parcel Service, Inc., 6.20%, due 1/15/38; UnitedHealth Group, Inc., 5.80%, due 3/15/36; U.S. Treasury Bills, 1.51% - 2.42%, due 8/7/08 - 6/4/09; U.S. Treasury Bond, 6.38%, due 8/15/27; U.S. Treasury Inflation Indexed Bond, 0.63%, due 4/15/13; U.S. Treasury Notes, 3.13% - 5.13%, due 10/15/08 - 12/31/12; U.S. Treasury Notes Principal STRIPS, due 11/15/08 - 1/15/10; Wachovia Capital Trust III, 5.80%, due 3/15/42, valued at $102,872.

	100,000	100,000
Greenwich Capital Markets, Inc., 2.24%, dated 7/31/08, due 8/1/08, repurchase price $300,019; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 6.00%, due 10/1/36 - 7/1/38, valued at $309,002.	300,000	300,000

Greenwich Capital Markets, Inc., 2.34%, dated 7/31/08, due 8/1/08, repurchase price $100,007; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Alcoa, Inc., 5.55%, due 2/1/17; British Telecommunications plc, 8.63%, due 12/15/10; Capital One Financial Corp., 6.75%, due 9/15/17; CIT Group Funding Co. of Canada, 5.60%, due 11/2/11; CIT Group, Inc., 2.83% - 6.88%, due 8/15/08 - 9/15/16; Consolidated Natural Gas Co., 5.00%, due 12/1/14; Continental Airlines, Inc., 6.55% - 7.26%, due 2/2/19 - 3/15/20; CRH America, Inc., 6.00%, due 9/30/16; Delta Air Lines, Inc., 6.82%, due 8/10/22; Deutsche Telekom International Finance B.V., 8.75%, due 6/15/30; Dominion Resources, Inc., 5.20% - 6.40%, due 9/17/12 - 6/15/18; Duke Energy Carolinas LLC, 6.45%, due 10/15/32; Duke Energy Ohio, Inc., 5.70%, due 9/15/12; ERP Operating LP, 5.13% - 5.38%, due 9/15/14 - 8/1/16; Everest Reinsurance Holdings, Inc., 6.60%, due 5/15/37; Home Depot, Inc., 5.40%, due 3/1/16; Kellogg Co., 4.25%, due 3/6/13; KeySpan Corp., 5.80%, due 4/1/35; Kimco Realty Corp., 4.82%, due 8/15/11; Kohl’s Corp., 6.88%, due 12/15/37; Metlife Capital Trust IV, 7.88%, due 12/15/37; MetLife, Inc., 6.40%, due 12/15/36; Norfolk Southern Corp., 7.90%, due 5/15/97; Prologis, 5.50%, due 4/1/12; Ryder System, Inc., 4.63% - 5.00%, due 4/1/10 - 4/1/11; Southwest Airlines Co., 5.25% - 6.5%, due 3/1/12 - 10/1/14; Thomson Reuters Corp., 5.94%, due 7/15/13; Virginia Electric and Power Co., 5.40%, due 4/30/18; XL Capital Ltd., 6.25%, due 5/15/27, valued at $105,000.

	100,000	100,000

HSBC Securities USA, Inc., 2.29%, dated 7/31/08, due 8/1/08, repurchase price $250,016; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: AON Corp., 7.38%, due 12/14/12; Appalachian Power Co., 5.00% - 6.38%, due 4/1/11 - 4/1/36; Atmos Energy Corp., 6.75%, due 7/15/28; Avery Dennison Corp., 6.00%, due 1/15/33; Celulosa Arauco y Constitucion S.A., 5.63%, due 4/20/15; Cigna Corp., 7.88%, due 5/15/27; Comcast Cable Communications LLC, 7.13%, due 6/15/13; Comcast Corp., 4.95% - 7.05%, due 3/15/16 - 5/15/38; GATX Financial Corp., 5.70% - 6.00%, due 11/19/08 - 4/15/15; Goodrich Corp., 7.63%, due 12/15/12; McKesson Corp., 7.65%, due 3/1/27; News America Holdings, Inc., 7.75%, due 12/1/45; News America, Inc., 6.20%, due 12/15/34; Potash Corp. of Saskatchewan, 4.88%, due 3/1/13; Qantas Airways Ltd., 6.05%, due 4/15/16; TCI Communications, Inc., 8.75%, due 8/1/15; Teck Cominco Ltd., 6.13%, due 10/1/35; Washington Real Estate Investment Trust, 5.25%, due 1/15/14; WR Berkley Corp., 5.88%, due 2/15/13, valued at $262,504.

	250,000	250,000

UBS Securities LLC, 2.34%, dated 7/31/08, due 8/1/08, repurchase price $400,026; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: American Financial Group, Inc., 7.13%, due 4/15/09; Atmos Energy Corp., 5.13%, due 1/15/13; AvalonBay Communities, Inc., 5.38% - 7.50%, due 8/1/09 - 4/15/14; Black & Decker Corp., 7.13%, due 6/1/11; Burlington Northern Santa Fe Corp., 4.88%, due 1/15/15; Capital One Financial Corp., 6.15%, due 9/1/16; Cedar Brakes I LLC, 8.50%, due 2/15/14; Celulosa Arauco y

Constitucion S.A., 5.63% - 8.63%, due 9/15/09 - 4/20/15; Cigna Corp., 7.00%, due 1/15/11; Comcast Cable Communications LLC, 7.13%,due 6/15/13; Comcast Corp., 5.85%, due 11/15/15; Continental Airlines, Inc., 6.70% - 7.92%, due 5/1/10 - 6/15/21; CVS Caremark Corp., 4.88% - 6.25%, due 9/15/14 - 6/1/27; Developers Diversified Realty Corp., 5.38%, due 10/15/12; Duke Realty LP, 6.95% - 7.75%, due 11/15/09 - 3/15/11; Duquesne Light Co., 6.70%, due 4/15/12; Endurance Specialty Holdings Ltd., 7.00%, due 7/15/34; Energy East Corp., 8.05%, due 11/15/10; Entergy Gulf States, Inc., 6.20%, due 7/1/33; Entergy New Orleans, Inc., 5.25%, due 8/1/13; Falconbridge Ltd., 5.38% - 7.35%, due 6/5/12 - 6/1/15; Farmers Exchange Capital, 7.20%, due 7/15/48; Federal Realty Investment Trust, 8.75%, due 12/1/09; Husky Energy, Inc., 6.25%, due 6/15/12; Inco Ltd., 7.20%, due 9/15/32; Ispat Inland ULC, 9.75%, due 4/1/14; Jefferies Group, Inc., 5.50%, due 3/15/16; Kinder Morgan Energy Partners LP, 7.30%, due 8/15/33; Koninklijke KPN N.V., 8.38%, due 10/1/30; Kraft Foods, Inc., 4.13% - 6.13%, due 11/12/09 - 2/1/18; Liberty Property LP., 5.13% - 8.50%, due 4/15/09 - 3/2/15; Masco Corp., 5.85%, due 3/15/17; News America Holdings, Inc., 7.60%, due 10/11/15; PCCW HKT Capital Ltd., 8.00%, due 11/15/11; Pearson Dollar Finance plc, 5.70%, due 6/1/14; Pearson plc, 7.00%, due 6/15/11; Pemex Project Funding Master Trust, 6.63% - 9.13%, due 10/13/10 - 6/15/35; QBE Insurance Group Ltd., 5.65%, due 7/1/23; Quest Diagnostics, Inc., 5.13% - 7.50%, due 11/1/10 - 7/12/11; Realty Income Corp., 5.38%, due 9/15/17; Regency Centers LP, 5.25% - 7.95%, due 1/15/11 - 8/1/15; Rohm & Haas Co., 7.85%, due 7/15/29; RR Donnelley & Sons Co., 4.95% - 6.13%, due 5/15/10 - 1/15/17; RSA Insurance Group plc, 8.95%, due 10/15/29; Safeway, Inc., 4.13% - 7.50%, due 11/1/08 - 9/15/09; Sara Lee Corp., 6.25%, due 9/15/11; TCI Communications, Inc., 8.75%, due 8/1/15; Teck Cominco Ltd., 7.00%, due 9/15/12; Telecom Italia Capital S.A., 4.95% - 6.38%, due 9/30/14 - 11/15/33; Teva Pharmaceutical Finance LLC, 6.15%, due 2/1/36; Time Warner, Inc., 3.03% - 6.88%, due 11/13/09 - 5/1/12; Turner Broadcasting System, Inc., 8.38%, due 7/1/13; US Cellular Corp., 6.70%, due 12/15/33; Weingarten Realty Investors, 4.86% - 6.11%, due 7/15/13 - 1/15/14; Weyerhaeuser Co., 6.75%, due 3/15/12; Whirlpool Corp., 7.75%, due 7/15/16; WR Berkley Corp., 5.60%, due 5/15/15; Xstrata Canada Corp., 5.50% - 8.38%, due 2/15/11 - 6/15/17, valued at $420,004.

	400,000	400,000

Wachovia Capital Markets LLC, 2.34%, dated 7/31/08, due 8/1/08, repurchase price $150,010; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: AEP Texas North Co., 5.50%, due 3/1/13; Comcast Corp., 6.30%, due 11/15/17; Dominion Resources, Inc., 6.00%, due 11/30/17; Hess Corp., 6.65%, due 8/15/11; Indiana Michigan Power Co., 6.38%, due 11/1/12; New York State Electric & Gas Corp., 6.15%, due 12/15/17; Oneok, Inc., 6.00%, due 6/15/35; Pacificorp, 7.70%, due 11/15/31; Progress Energy, Inc., 7.10%, due 3/1/11; Wachovia Bank N.A., zero coupon, due 3/2/10; Wachovia Corp., 7.98%, due 3/2/10; Xcel Energy, Inc., 5.61%, due 4/1/17; XTO Energy, Inc., 5.90%, due 8/1/12, valued at $157,500.

	150,000	150,000
Total Repurchase Agreements (Cost $2,340,420)		2,340,420
Total Investments (100.8%) (Cost $13,722,128)		13,722,128
Liabilities in Excess of Other Assets (-0.8%)		(112,716)
Net Assets (100%)		$13,609,412

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2008.
(e)	The rates shown are the effective yields at the date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (15.0%)
Banking (15.0%)
Bank of the West,
2.70%, 9/25/08	$200,000	$200,000
2.92%, 11/25/08	275,000	275,000
2.96%, 11/26/08 - 11/28/08	425,000	425,000
Branch Banking Cayman,
2.75%, 11/24/08	100,000	100,000
Chase Bank USA, N.A.,
2.55%, 9/30/08	500,000	500,000
2.67%, 10/29/08	300,000	300,000
Comerica Bank,
2.68%, 9/22/08	500,000	500,000
Compass Bank,
2.71%, 9/4/08	250,000	250,000
Fifth Third Bank,
2.70%, 8/29/08	300,000	300,000
2.75%, 10/23/08	200,000	200,000
HSBC USA, Inc.,
2.47%, 8/14/08	(b)130,000	130,000
2.66%, 10/9/08	50,000	50,000
Suntrust Bank,
2.80%, 9/26/08	400,000	400,000
2.82%, 9/26/08	325,000	325,000
2.90%, 11/17/08	250,000	250,000
Union Bank of California,
2.64%, 9/23/08	250,000	250,000
2.77%, 9/30/08	175,000	175,000
Wachovia Bank N.A.,
2.74%, 9/29/08	200,000	200,000
2.80%, 9/23/08	300,000	300,000
Total Certificates of Deposit (Cost $5,130,000)		5,130,000
Commercial Paper (53.3%) (e)
Asset Backed — Automotive (2.8%)
DaimlerChrysler Revolving Auto Conduit LLC,
3.02%, 9/12/08 - 9/15/08	132,088	131,611
FCAR Owner Trust,
2.96%, 8/8/08	430,000	429,753
3.01%, 8/4/08	375,000	374,906
3.03%, 8/4/08	40,000	39,990
		976,260
Asset Backed — Consumer (5.6%)
Citibank Omni Master Trust,
3.06%, 8/8/08 - 8/14/08	(a)485,000	484,643
Gemini Securitization Corp.,
2.71%, 9/25/08	(a)125,450	124,933
2.81%, 8/26/08 - 8/28/08	(a)175,630	175,277
2.86%, 9/26/08	(a)100,500	100,056
KittyHawk Funding Corp.,
2.86%, 9/24/08	(a)221,584	220,640
Mont Blanc Capital Corp.,
2.72%, 8/25/08	(a)50,344	50,253
2.97%, 9/9/08	(a)230,000	229,265
Old Line Funding Corp.,
2.92%, 9/19/08	(a)106,000	105,582
Ranger Funding Co. LLC,
2.86%, 9/19/08	(a)271,875	270,825
Regency Markets No. 1 LLC,
2.63%, 8/20/08	(a)150,000	149,793
		1,911,267
Asset Backed — Corporate (2.0%)
CIESCO LLC,
2.71%, 8/15/08	(a)300,000	299,686
Eureka Securitization, Inc.,
2.67%, 8/21/08	(a)150,000	149,779
2.76%, 9/23/08	(a)50,000	49,798

LMA Americas LLC,
2.71%, 8/18/08	(a)45,000	44,943
Nieuw Amsterdam Receivables,
2.86%, 9/24/08	(a)125,000	124,467
		668,673
Asset Backed — Diversified (4.2%)
Chariot Funding,
2.50%, 8/27/08	(a)75,148	75,012
Clipper Receivables Co. LLC,
2.50%, 8/1/08	(a)151,999	151,999
2.76%, 8/20/08 - 8/22/08	(a)300,000	299,541
Erasmus Capital Corp.,
2.77%, 8/25/08 - 8/27/08	(a)77,000	76,851
2.89%, 8/5/08	(a)55,000	54,982
2.92%, 10/23/08 - 10/27/08	(a)155,000	153,931
Liberty Street Funding LLC,
2.82%, 9/12/08	(a)80,000	79,738
2.91%, 8/21/08 - 8/29/08	(a)320,000	319,404
Market Street Funding LLC,
2.76%, 9/5/08	(a)60,000	59,840
2.91%, 8/20/08 - 8/21/08	(a)171,730	171,458
		1,442,756
Asset Backed — Securities (13.9%)
Amstel Funding Corp.,
2.82%, 8/14/08	(a)250,000	249,747
2.87%, 8/26/08	(a)90,000	89,822
2.91%, 9/25/08	(a)100,000	99,557
2.93%, 9/29/08	(a)205,000	204,023
3.03%, 9/16/08	(a)300,000	298,848
3.04%, 9/18/08	(a)150,000	149,396
Cancara Asset Securitization LLC,
2.83%, 9/29/08	(a)110,000	109,495
2.92%, 9/19/08 - 10/23/08	(a)378,000	375,801
3.07%, 8/29/08	(a)200,000	199,527
Galleon Capital Corp.,
2.50%, 8/1/08	(a)75,036	75,036
2.76%, 8/25/08	(a)200,000	199,633
Grampian Funding LLC,
2.75%, 8/18/08	(a)100,000	99,871
2.82%, 9/26/08 - 9/29/08	(a)670,000	667,025
2.86%, 9/24/08	(a)150,000	149,361
Scaldis Capital LLC,
2.85%, 9/29/08	(a)350,000	348,374
2.86%, 9/26/08	(a)110,000	109,516
3.02%, 9/25/08	(a)300,000	298,625
3.05%, 8/29/08	(a)120,000	119,718
Solitaire Funding LLC,
2.87%, 9/29/08	(a)175,000	174,184
2.92%, 9/30/08	(a)170,000	169,179
2.98%, 11/17/08	(a)150,000	148,673
Three Pillars Funding,
2.55%, 8/15/08	(a)90,420	90,330
Tulip Funding Corp.,
2.57%, 8/29/08	(a)349,809	349,113
		4,774,854
Banking (10.7%)
Bank of America Corp.,
2.63%, 9/23/08	175,000	174,330
2.71%, 8/1/08 - 8/5/08	298,700	298,635
2.87%, 8/26/08	50,000	49,902
2.90%, 9/5/08 - 12/11/08	950,000	942,543
Citigroup Funding, Inc.,
2.79%, 8/27/08	100,000	99,800
2.82%, 9/26/08	100,000	99,564
2.83%, 8/19/08	100,000	99,859
2.84%, 8/11/08 - 8/15/08	125,000	124,871
2.85%, 8/21/08	175,000	174,725
2.87%, 8/13/08 - 8/14/08	275,000	274,727
2.90%, 8/12/08 - 9/23/08	500,000	498,612
3.02%, 8/1/08	150,000	150,000
Fifth Third Bancorp.,
2.50%, 8/22/08	(a)(b)150,000	150,000
HSBC USA, Inc.,
2.68%, 9/15/08	225,000	224,255
2.77%, 9/26/08	300,000	298,717
		3,660,540

Diversified Financial Services (0.4%)
Nestle Capital Corp.,
2.47%, 3/10/09	(a)127,500	125,613
Finance — Automotive (1.2%)
Toyota Motor Credit Corp.,
2.79%, 10/22/08	175,000	173,904
2.90%, 8/25/08	85,000	84,838
4.01%, 8/7/08	150,000	149,902
		408,644
Finance — Consumer (1.2%)
American Express Credit Corp.,
2.72%, 9/5/08 - 9/8/08	425,000	423,834
Financial Conglomerates (2.1%)
General Electric Capital Corp.,
2.79%, 10/27/08	200,000	198,671
2.81%, 8/15/08	175,000	174,812
3.29%, 9/5/08	360,000	358,872
		732,355
Insurance (0.4%)
ING America Insurance Holdings, Inc.,
2.77%, 9/25/08 - 10/16/08	150,000	149,286
International Banks (8.8%)
Barclays U.S. Funding LLC,
2.87%, 11/28/08	250,000	247,661
2.95%, 11/17/08	200,000	198,269
3.00%, 12/10/08	175,000	173,118
3.01%, 8/25/08	150,000	149,699
3.20%, 12/24/08	225,000	222,146
Societe Generale N.A.,
2.90%, 9/30/08 - 11/14/08	950,000	944,925
3.22%, 12/9/08	300,000	296,566
UBS Finance Delaware LLC,
2.75%, 9/12/08	200,000	199,367
2.83%, 9/18/08	250,000	249,063
2.86%, 10/17/08	225,000	223,636
2.90%, 9/3/08	123,600	123,274
		3,027,724
Total Commercial Paper (Cost $18,301,806)		18,301,806
Corporate Note (0.6%)
Banking (0.6%)
U.S. Bank N.A.,
2.62%, 9/15/08 (Cost $200,000)	200,000	200,000
Floating Rate Notes (2.8%)
Banking (1.6%)
Union Hamilton Special Funding LLC,
3.32%, 9/15/08	(a)(b)200,000	200,000
Wachovia Bank N.A.,
3.04%, 1/12/09 - 2/4/09	(b)270,000	270,000
Wells Fargo & Co.,
2.64%, 1/15/09	(a)(b)87,565	87,565
		557,565
Finance — Automotive (0.6%)
Toyota Motor Credit Corp.,
2.50%, 6/9/09	(b)200,000	200,000
Investment Bankers/Brokers/Services (0.6%)
Merrill Lynch & Co., Inc.,
2.63%, 8/14/08	(b)215,000	215,000
Total Floating Rate Notes (Cost $972,565)		972,565
Promissory Note (0.2%)
Banking (0.2%)
JPMorgan Chase & Co.,
2.46%, 8/11/08 (Cost $75,000)	(b)75,000	75,000
Repurchase Agreements (28.3%)
Banc of America LLC, 2.25%, dated 7/31/08, due 8/1/08, repurchase price $270,017; fully collateralized by U.S. government agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.00%, due 4/1/38, valued at $275,400.	270,000	270,000

Barclays, Inc., 2.20%, dated 7/31/08, due 8/1/08, repurchase price $1,358,073; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.19% - 5.82%, due 4/1/35 - 10/1/37; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 4.50% - 6.00%, due 4/1/18 - 8/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.37% - 5.93%, due 11/1/35 - 8/1/38: Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 7.00%, due 7/1/23 - 7/1/38, valued at $1,385,150.

	1,357,990	1,357,990

Barclays, Inc., 2.34%, dated 7/31/08, due 8/1/08, repurchase price $450,029; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: AEP Texas Central Co., 6.65%, due 2/15/33; British Telecommunications plc, 8.63%, due 12/15/10; Constellation Energy Group, Inc., 4.55%, due 6/15/15; Con-way, Inc., 6.70%, due 5/1/34; Deutsche Telekom International Finance BV, 8.75%, due 6/15/30; FBG Finance Ltd., 5.88%, due 6/15/35; Inco Ltd., 7.20%, due 9/15/32; Kroger Co. (The), 6.80%, due 12/15/18; Macy’s Retail Holdings, Inc., 4.80%, due 7/15/29; Murphy Oil Corp., 7.05%, due 5/1/29; Precision Castparts Corp., 5.60%, due 12/15/13; Qantas Airways Ltd., 5.13%, due 6/20/13; Southwest Airlines Co., 5.25%, due 10/1/14; Telefonica Europe BV, 7.75%, due 9/15/10; Time Warner Entertainment Co., LP, 8.38%, due 3/15/23; Weingarten Realty Investors, 7.00%, due 7/15/11; Woodside Finance Ltd., 5.00%, due 11/15/13; Zions Bancorp., 6.00%, due 9/15/15, valued at $459,000.

	450,000	450,000

BNP Paribas, 2.34%, dated 7/31/08, due 8/1/08, repurchase price $700,046; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Alcoa, Inc., 6.75%, due 7/15/18; American Express Centurion Bank, 2.61%, due 6/12/12; AT&T Mobility LLC, 6.50%, due 12/15/11; Barclays Bank plc, 7.37%, due 12/15/11; Comcast Cable Communications LLC, 8.87%, due 5/1/17; CVS Caremark Corp., 3.11%, due 6/1/10; Daimler Finance North America LLC, 3.24%, due 8/3/09; Duke Realty LP, 7.75%, due 11/15/09; France Telecom S.A., 8.50%, due 3/1/31; Home Depot, Inc., 5.20%, due 3/1/11; IBM International Group Capital LLC, 3.13%, due 7/29/09; KBC Bank Funding Trust III, 9.86%, due 11/2/09; Limited Brands, Inc., 5.25% due 11/1/14; New Cingular Wireless Services, Inc., 7.88%, due 3/1/11; Nucor Corp., 5.85%, due 6/1/18; Pacific Gas & Electric Co., 6.05%, due 3/1/34; Placer Dome, Inc., 6.45%, due 10/15/35; Progress Energy, Inc., 7.00%, due 10/30/31; Telecom Italia Capital S.A., 4.00%, due 1/15/10; Viacom, Inc., 6.25%, due 4/30/16, valued at $735,001.

	700,000	700,000
Credit Suisse Securities USA LLC, 2.20%, dated 7/31/08, due 8/1/08, repurchase price $215,013; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 3.87% - 6.99%, due 7/1/19 - 4/1/38, valued at $221,451.	215,000	215,000

Credit Suisse Securities USA LLC, 2.31%, dated 7/31/08, due 8/1/08, repurchase price

$1,500,096; fully collateralized by corporate bonds and sovereign securities at the date of this Portfolio of Investments as follows: AGL Capital Corp., 4.95%, due 1/15/15; Aiful Corp., 4.45% - 6.00%, due 2/16/10 - 12/12/11; Alberta Energy Co., Ltd., 8.13%, due 9/15/30; Alcan, Inc., 4.88% - 7.25%, due 11/1/08 - 12/15/33; Alcoa, Inc., 6.75%, due 1/15/28; American Financial Group, Inc., 7.13%, due 4/15/09; American Standard, Inc., 5.50%, due 4/1/15; Applied Materials, Inc., 7.13%, due 10/15/17; British Telecommunications plc, 8.63% - 9.13%, due 12/15/10 - 12/15/30; Brookfield Asset Management, Inc., 7.13%, due 6/15/12; California Petroleum Transport, 8.52%, due 4/1/15; Canadian National Railway Co., 6.20%, due 6/1/36; Capital One Financial Corp., 2.98% - 5.70%, due 9/10/09 - 6/1/15; Cardinal Health, Inc., 6.75%, due 2/15/11; CenterPoint Energy Houston Electric LLC, 5.70%, due 3/15/13; Cigna Corp., 7.88%, due 5/15/27; CIT Group Funding Co. of Canada, 4.65% - 5.60%, due 7/1/10 - 11/2/11; CIT Group, Inc., 2.79% - 6.88%, due 8/15/08 - 4/1/36; Comcast Cable Communications Holdings, Inc., 8.38%, due 3/15/13; Comcast Cable Communications LLC, 6.75% - 7.13%, due 6/15/09 - 6/15/13; Comcast Corp., 4.95% - 6.50%, due 1/15/14 - 3/15/37; Computer Sciences Corp., 5.00%, due 2/15/13; Consumers Energy Co., 5.00%, due 3/15/15; CRH America, Inc., 5.30%, due 10/15/13; CVS Caremark Corp., 3.11% - 6.25%, due 6/1/10 - 6/1/27; Delmarva Power & Light Co., 5.00%, due 11/15/14; Deutsche Telekom International Finance BV, 5.38% - 8.75%, due 3/23/11 - 6/15/30; Devon Financing Corp. ULC, 7.88%, 9/30/31; Diamond Offshore Drilling, Inc., 4.88%, due 7/1/15; Dominion Resources, Inc., 4.75% - 5.70%, due 12/15/10 - 9/17/12; Duke Energy Indiana, Inc., 5.00%, due 9/15/13; Duke Energy Ohio, Inc., 5.70%, due 9/15/12; Duke Realty LP, 5.88% - 7.75%, due 11/15/09 - 8/15/12; EnCana Corp., 6.30%, due 11/1/11; EnCana Holdings Finance Corp., 5.80%, due 5/1/14; Entergy Gulf States, Inc., 3.21%, due 12/1/09; Entergy Mississippi, Inc., 5.92%, due 2/1/16; Exelon Corp., 4.90% - 6.75%, due 5/1/11 - 6/15/15; Exelon Generation Co., LLC, 6.95%, due 6/15/11; Express Pipeline LP, 6.47%, due 12/31/11; Falconbridge Ltd., 5.38%, due 6/1/15; Federal Express Corp., 1996 Pass Through Trust, 7.85%, due 1/30/15; Federal Express Corp., 1998 Pass Through Trust, 6.85%, due 1/15/19; Freeport-McMoRan Copper & Gold, Inc., 6.88%, due 2/1/14; GATX Financial Corp., 6.27%, due 6/15/11; Gaz Capital S.A., 6.21% - 7.34%, due 4/11/13 - 11/22/16; Glitnir Banki HF, 6.69%, due 6/15/16; Historic TW, Inc., 9.13%, due 1/15/13; Home Depot, Inc., 4.63% - 5.40%, due 8/15/10 - 3/1/16; Huntington National Bank (The), 6.60%, due 6/15/18; ICI Wilmington, Inc., 5.63%, due 12/1/13, Ingersoll-Rand Co. Ltd., 4.75% - 6.39%, due 5/15/15 - 11/15/27; Kimco Realty Corp., 5.19%, due 10/1/13; Kohl’s Corp., 6.00% - 6.30%, due 3/1/11 - 1/15/33; Koninklijke KPN N.V., 8.38%, due 10/1/30; Kraft Foods, Inc., 6.13% - 6.88%, due 2/1/18 - 1/26/39; Liberty Property LP, 7.25%, due 3/15/11; Masco Corp., 4.80%, due 6/15/15; Mexico Government International Bond, 11.38%, due 9/15/16; MidAmerican Energy Holdings Co., 8.48%, due 9/15/28; Midamerican Funding LLC, 6.75%, due 3/1/11; Miller Brewing Co., 5.50%, due 8/15/13; Newmont Mining Corp., 5.88%, due 4/1/35; News America Holdings, Inc., 7.75% - 9.25%, due 2/1/13 - 12/1/95; News America, Inc., 6.55%, due 3/15/33; Norfolk Southern Corp. 5.26%, 9/17/14; Northern Border Pipeline Co., 7.50%, due 9/15/21; NorthWestern Corp., 5.88%, due 11/1/14; Ohio Power Co., 5.50% - 6.38%, due 2/15/13 - 7/15/33; Omnicom Group, Inc., 5.90%, due 4/15/16; Pearson Dollar Finance plc, 5.70%, due 6/1/14; Pemex Project Funding Master Trust, 8.00%, due 11/15/11; Popular North America, Inc., 4.70%, due 6/30/09; PPL Energy Supply LLC, 6.20%, due 5/15/16; Prologis, 5.75%, due 4/1/16; PSEG Power LLC, 6.95% - 8.63%, due 6/1/12 - 4/15/31; Public Service Co. of Oklahoma, 4.85%, due 9/15/10; Qantas Airways Ltd., 6.05%, due 4/15/16; Regency Centers LP, 7.95%, due 1/15/11; Reinsurance Group of America, Inc., 6.75%, due 12/15/65; Republic Services, Inc., 6.75%, due 8/15/11; Rohm & Haas Co., 7.85%, due 7/15/29; RR Donnelly & Sons Co., 5.50%, due 5/15/15; Ryder Systems, Inc., 5.00%, due 6/15/12; Sara Lee Corp., 3.88% - 6.13%, due 6/15/13 - 11/1/32; SCANA Corp., 6.88%, due 5/15/11; Schering-Plough Corp., 5.55%, due 12/1/13; Smith International, Inc., 6.75%, due 2/15/11; South Africa Government International Bond, 5.88%, due 5/30/22; Southern Power Co., 6.25%, due 7/15/12; Spectra Energy Capital LLC, 8.00%, due 10/1/19; TCI Communications, Inc., 7.88%, due 2/15/26; Telecom Italia Capital S.A., 4.00% - 6.00%, due 1/5/10 - 9/30/34; Telefonica Europe BV, 7.75% - 8.25%, due 9/15/10 - 9/15/30; Teva Pharmaceutical Finance LLC, 5.55%, due 2/1/16; Thomson Reuters Corp., 5.50%, due 8/15/35; Time Warner, Inc., 3.30%, due 11/13/09; TransCanada Pipelines Ltd., 4.00%, due 6/15/13; UnitedHealth Group, Inc., 4.88% - 5.38%, due 3/15/11 - 3/15/16; VF Corp., 6.00%, due 10/15/33; Vodafone Group plc, 4.63% - 7.88%, due 6/15/11 - 2/15/30; Washington Real Estate Investment Trust, 5.35%, due 5/1/15; Weatherford International Ltd., 5.50%, due 2/15/16; Webster Bank, 5.88%, due 1/15/13; Weingarten Realty Investors, 4.99% - 7.00%, due 7/15/11 - 9/3/13; WellPoint, Inc., 4.25% - 6.38%, due 12/15/09 - 1/15/16; WR Berkley Corp., 6.25%, due 2/15/37; XL Capital Finance Europe plc, 6.50%, due 1/15/12; Xstrata Canada Corp., 6.00% - 7.25%, due 7/15/12 - 10/15/15, valued at $1,545,001.

	1,500,000	1,500,000
Deutsche Bank AG, 2.20%, dated 7/31/08, due 8/1/08, repurchase price $513,031; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% - 7.00%, due 3/1/15 - 8/1/38, valued at $528,390.	513,000	513,000

Deutsche Bank AG, 2.31%, dated 7/31/08, due 8/1/08, repurchase price $1,200,077; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Aetna, Inc., 7.88%, due 3/1/11; AGFC Capital Trust I, 6.00%, due 1/15/67; Allstate Corp. (The), 5.55% - 5.95%, due 5/9/35 - 4/1/36; American Electric Power Co., Inc., 5.25%, due 6/1/15; American Express Credit Corp., 2.59%, due 2/24/12; American International Group, Inc., 6.25%, due 3/15/37; Appalachian Power Co., 7.00%, due 4/1/38; Archer-Daniels-Midland Co., 6.45%, due 1/15/38; Bank of America Corp., 3.13%, due 8/15/16; Banque Nationale de Paribas (NY), 6.95%, due 7/22/13; Bear Stearns Co., Inc. (The), 3.01% - 7.63%, due 12/7/09 - 8/15/11; BHP Billiton Finance USA Ltd., 5.00%, due 12/15/10; BorgWarner, Inc., 7.13%, due 2/15/29; British Aerospace Finance, Inc., 7.50%, due 7/1/27; Campbell Soup Co., 6.75%, due 2/15/11; Cargill, Inc., 3.63%, due 3/4/09; Caterpillar, Inc., 6.95%, due 5/1/42; Celco Power LLC, 6.50%, due 12/1/35; CenturyTel, Inc., 7.88%, due 8/15/12; Citicorp, 6.38%, due 11/15/08; Citigroup, Inc., 2.82%, due 6/9/09; Comcast Cable Communications LLC, 6.75%, due 1/30/11; Computer Sciences Corp., 7.38%, due 6/15/11; Consolidated Edison Co. of New York, Inc., 5.63%, due 7/1/12; Consolidated Natural Gas Co., 5.00% - 6.00%, due 10/15/10 - 3/1/14; CSX Corp., 6.15%, due 5/1/37; DCP Midstream LLC, 6.88%, due 2/1/11; Deutsche Bank AG, 6.00%, due 9/1/17; Duke Energy Ohio, Inc., 5.70%, due 9/15/12; Eastman Chemical Co., 7.25% - 7.63%, due 1/15/24 - 6/15/24; EnCana Corp., 6.50%, due 8/15/34; Energy East Corp., 6.75%, due 6/15/12; Exelon Corp., 6.75%, due 5/1/11; FBG Finance Ltd., 5.88%, due 6/15/35; Florida Power Corp., 5.80%, due 9/15/17; GATX Financial Corp., 6.00% - 8.88%, due 11/19/08 - 6/1/09; Goldman Sachs Group, Inc. (The), 5.95% - 6.75%, due 1/15/27 - 10/1/37; Goodrich Corp., 7.63%, due 12/15/12; Heller Financial, Inc., 7.38%, due 11/1/09; Highmark, Inc., 6.80%, due 8/15/13; Historic TW, Inc., 9.13%, due 1/15/13; HJ Heinz Finance Co., 6.75%, due 3/15/32; Huntington National Bank (The), 4.38%, due 1/15/10; Hydro Quebec, 8.40%, due 1/15/22; ICI Wilmington, Inc., 4.38%, due 12/1/08; Integrys Energy Group, Inc., 6.11%, due 12/1/66; International Lease Finance Corp., 5.00%, due 4/15/10; Jeffries Group, Inc., 7.75%, due 3/15/12; Johnson & Johnson, 5.55%, due 8/15/17; JPMorgan Chase & Co., 3.80%, due 10/2/09; KeySpan Corp., 4.65%, due 4/1/13; Kinder Morgan Energy Partners LP, 7.75%, due 3/15/32; Liberty Mutual Group, Inc., 7.00% - 7.50%, due 3/15/34 - 8/15/36; Limited Brands, Inc., 6.90%, due 7/15/17; Merrill Lynch & Co., Inc., 3.25% - 6.15%, due 4/25/13 - 1/15/15; Metropolitan Edison Co., 4.88%, due 4/1/14; MidAmerican Energy Holdings Co., 5.88%, due 10/1/12; Monumental Global Funding Ltd., 2.65%, due 6/16/10; Morgan Stanley, 4.75%, due 4/1/14; Motorola, Inc., 6.00%, due 11/15/17; National City Bank, 4.50%, due 3/15/10; National Rural Utilities Cooperative Finance Corp., 5.75%, due 12/1/08; Newell Rubbermaid, Inc., 6.25%, due 4/15/18; News America, Inc., 6.65%, due 11/15/37; Norfolk Southern Corp., 6.75%, due 2/15/11; ONEOK Partners LP, 8.88%, due 6/15/10; Oracle Corp., 5.25% - 6.50%, due 1/15/16 - 4/15/38; Petroleum Export Ltd., 5.27%, due 6/15/11; PNC Funding Corp., 2.94%, due 1/31/12; Progress Energy, Inc., 7.00%, due 10/30/31; Prologis, 5.25%, due 11/15/10; Reynolds American, Inc., 7.25%, due 6/1/13; Rohm & Haas Co., 5.60% - 7.85%, due 3/15/13 - 7/15/29; RR Donnelley & Sons Co., 4.95%, due 4/1/14; Safeway, Inc., 3.16%, due 3/27/09; Sara Lee Corp., 6.25%, due 9/15/11; Science Applications International Corp., 5.50%, due 7/1/33; Stanley Work Capital Trust I, 5.90%, due 12/1/45; Tate & Lyle International Finance plc, 6.13%, due 6/15/11; Telecom Italia Capital S.A., 6.00%, due 9/30/34; Temasek Financial I Ltd., 4.50%, due 9/21/15; Time Warner Cable, Inc., 5.85%, due 5/1/17; Time Warner Cos., Inc., 7.25%, due 10/15/17; Time Warner, Inc., 7.70%, due 5/1/32; Torchmark Corp., 7.88%, due 5/15/23; Union TankCar Co., 7.45%, due 6/1/09; United Technologies Corp., 7.50%, due 9/15/29, Viacom, Inc., 6.25%, due 4/30/16; Wachovia Bank N.A., 7.88%, due 2/15/10; Wachovia Corp., 5.50% - 5.63%, due 12/15/08 - 8/1/35; WellPoint, Inc., 5.25%, due 1/15/16; Wells Fargo & Co., 4.95%, due 10/16/13; Wells Fargo Bank N.A., 7.55%, due 6/21/10; Weyerhaeuser Co., 6.75% - 7.38%, due 3/15/12 - 3/15/32; Whirlpool Corp., 3.28%, due 6/15/09; Wilmington Trust Corp., 4.88%, due 4/15/13; Wisconsin Electric Power Co., 5.63%, due 5/15/33; Wyeth, 6.95%, due 3/15/11; Xstrata Finance Canada Ltd., 5.80%, due 11/15/16, valued at $1,260,000

	1,200,000	1,200,000
Goldman Sachs & Co., 2.16%, dated 7/31/08, due 8/1/08, repurchase price $110,007; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.50% - 6.50%, due 12/1/33 - 8/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 5.50% - 6.00%, due 10/1/35 - 3/1/37, valued at $113,000.	110,000	110,000
Greenwich Capital Markets, Inc., 2.24%, dated 7/31/08, due 8/1/08, repurchase price $1,500,093; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 7.00%, due 9/1/20 - 7/1/48, valued at $1,545,001.	1,500,000	1,500,000

Greenwich Capital Markets, Inc., 2.34%, dated 7/31/08, due 8/1/08, repurchase price $400,026;

fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Alcoa, Inc., 5.55% - 6.75%, due 2/1/17 - 7/15/18; Ameren Energy Generating Co., 7.95%, due 6/1/32; American Water Capital Corp., 6.09% - 6.59%, due 10/15/17 - 10/15/37; Anadarko Petroleum Corp., 6.56%, due 9/15/36; Appalachian Power Co., 5.95%, due 5/15/33; ArcelorMittal USA, 6.50%, due 4/15/14; Autozone, Inc., 4.75%, due 11/15/20; Avnet, Inc., 6.00%, due 9/1/15; Camden Property Trust, 5.70%, due 5/15/17; Canadian Natural Resources Ltd., 5.70% - 6.70%, due 7/15/11 - 2/15/37; Capital One Capital IV, 6.74%, due 2/17/37; CenterPoint Energy Houston Electric LLC, 5.70%, due 3/15/13; CenterPoint Energy Resources Corp., 6.00% - 6.13%, due 11/1/17 - 5/15/18; CIT Group, Inc., 6.10%, due 3/15/67; Cleveland Electric Illuminating Co. (The), 5.65%, due 12/15/13; Comcast Cable Communications Holdings, Inc., 8.38%, due 3/15/13; Comcast Corp., 5.30% - 6.40%, due 1/15/14 - 5/15/38; Commonwealth Edison Co., 4.70% - 5.40%, due 12/15/11 - 4/15/15; ConAgra Foods, Inc., 6.76%, due 9/15/11; Continental Airlines, Inc., 6.70% - 6.90%, due 1/2/18 - 6/15/21; COX Communications, Inc., 5.45% - 6.45%, due 12/15/14 - 12/1/36; CRH America, Inc., 8.13%, due 7/15/18; CSX Corp., 5.50% - 5.75%, due 3/15/13 - 8/1/13; DCP Midstream LLC, 6.75% - 8.13%, due 8/16/30 - 9/15/37; Dominion Resources, Inc., 7.50%, due 6/30/66; Enbridge Energy Partners LP, 5.88% - 7.50%, due 12/15/16 - 4/15/38; Energy Transfer Partners LP, 5.95% - 6.70%, due 2/1/15 - 10/15/36; Entergy Gulf States, Inc., 3.43%, due 12/8/08; Entergy Gulf States Louisiana LLC, 6.00%, due 5/1/18; Enterprise Products Operating LLC, 5.65% - 6.50%, due 4/1/13 - 1/31/19; Enterprise Products Operating LP, 4.63% - 5.75%, due 10/15/09 - 3/1/35; ERAC USA Finance Co., 6.38% - 7.00%, due 10/15/17 - 10/15/37; FirstEnergy Corp., 6.45%, due 11/15/11; Goodrich Corp, 6.80% - 7.63%, due 12/15/12 - 7/1/36; GulfSouth Pipeline Co., LP, 5.75%, due 8/15/12; Hanson Australia Funding Ltd., 5.25%, due 3/15/13; HJ Heinz Finance Co., 6.00%, due 3/15/12; Home Depot, Inc., 3.75% - 5.25%, due 9/15/09 - 12/16/13; HRPT Properties Trust, 6.25% - 6.65%, 6/15/17 - 1/15/18; International Paper Co., 5.50% - 7.95%, due 1/15/14 - 6/15/18; iStar Financial, Inc., 4.88% - 8.63%, due 1/15/09 - 3/15/16; J.C. Penney Corp., Inc., 6.38% - 9.00%, due 8/1/12 - 10/15/36; Jeffries Group, Inc.,

6.25% - 6.45%, due 6/8/27 - 1/15/36; Kerr-McGee Corp., 7.13%, due 10/15/27; Kinder Morgan Energy Partners LP, 5.13% - 7.40%, due 2/1/09 - 1/15/38; Kraft Foods, Inc., 6.25% - 6.88%, due 6/1/12 - 2/1/38; Kroger Co. (The), 4.95% - 6.13%, due 4/15/12 - 12/15/18; Lafarge S.A., 6.50%, due 7/15/16; Liberty Property LP, 7.75%, due 4/15/09; Limited Brands, Inc., 6.90%, due 7/15/17; Mack-Cali Realty LP, 5.80%, due 1/15/16; Macy’s Retail Holdings, Inc., 5.75% - 7.50%, due 7/15/14 - 7/15/34; Magellan Midstream Partners LP, 6.40%, due 5/1/37; Martin Marietta Materials, Inc., 6.60%, due 4/15/18; Masco Corp., 6.50% - 7.13%, due 8/15/13 - 8/15/32; MDC Holdings, Inc., 5.38% - 7.00%, due 12/1/12 - 7/1/15; MidAmerican Energy Holdings Co., 5.75% - 7.52%, due 9/15/08 - 4/1/18; Nationwide Financial Services, 6.75%, due 5/15/37; Nevada Power Co., 6.50% - 8.25%, due 6/1/11 - 4/15/12; News America Holdings, Inc., 7.60%, due 10/11/15; News America, Inc., 6.15% - 7.25%, due 5/18/18 - 3/1/37; NGPL PipeCo LLC, 6.51% - 7.12%, due 12/15/12 - 12/15/17; Northwest Pipeline GP, 6.05%, due 6/15/18; Ohio Casualty Corp., 7.30%, due 6/15/14; Oneok, Inc., 6.00%, due 6/15/35; Pepco Holdings, Inc., 6.13%, due 6/1/17; Plains All American Pipeline LP/PAA Finance Corp., 7.75%, due 10/15/12; PPL Capital Funding, Inc., 4.33%, due 3/1/09; Prologis, 5.75%, due 4/1/16; Puget Sound Energy, Inc., 6.27%, due 3/15/37; Rexam plc, 6.75%, due 6/1/13; Safeway, Inc., 6.35%, due 8/15/17; Sara Lee Corp., 3.88% - 6.25%, due 9/15/11 - 6/15/13; SLM Corp., 2.94% - 5.63%, due 1/15/09 - 8/1/33; Southern Power Co., 6.25%, due 7/15/12; Spectra Energy Capital LLC, 6.75%, due 2/15/32; StanCorp Financial Group, Inc., 6.90%, due 5/29/67; Starwood Hotels & Resorts Worldwide, Inc., 6.25% - 7.88%, due 5/1/12 - 2/15/13; Telecom Italia Capital S.A., 4.95%, due 9/30/14; TEPPCO Partners LP, 6.65% - 7.55%, due 4/15/18 - 4/15/38; Texas Gas Transmission LLC, 4.60%, due 6/1/15; Time Warner Cable, Inc., 5.85% - 7.30%, due 5/1/17 - 7/1/38; Time Warner, Inc., 6.50%, due 11/15/36; Toledo Edison Co. (The), 6.15%, due 5/15/37; Transcontinental Gas Pipe Line Corp., 6.05% - 8.88%, due 7/15/12 - 6/15/18; Union Pacific Corp., 5.45%, due 1/31/13; Viacom, Inc., 6.75%, due 10/5/37; Washington Mutual Bank, 2.89% - 5.50%, due 5/1/09 - 1/15/13; Washington Mutual, Inc., 2.95% - 5.25%, due 1/15/09 - 9/15/17; Weyerhaeuser Co., 6.75%, due 3/15/12; William Cos., Inc., 4.79%, due 10/1/10; Williams Cos., Inc., Credit Linked Certificate Trust (The), 6.05%, due 5/1/09; Xcel Energy, Inc., 6.50%, due 7/1/36; Xstrata Finance Dubai Ltd., 3.15%, due 11/13/09; Yum! Brands, Inc., 6.88%, due 11/15/37; ZFS Finance USA Trust I, 5.88%, due 5/9/32, valued at $420,002.

400,000	400,000

HSBC Securities USA, Inc., 2.29%, dated 7/31/08, due 8/1/08, repurchase price $300,019; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Acuity Brands, Inc., 6.00%, due 2/1/09; Arizona Public Service Co., 6.50%, due 3/1/12; Arrow Electronics, Inc., 6.88%, due 7/1/13; Beaver Valley II Funding, 9.00%, due 6/1/17; Boardwalk Pipelines LP, 5.50%, due 2/1/17; Brandywine Operating Partnership LP, 6.00%, due 4/1/16; CBS Corp., 7.70%, due 7/30/10; Colonial Realty LP, 6.25%, due 6/15/14; CSX Transportation, Inc., 7.88%, due 5/15/43; HCP, Inc., 6.00% - 7.07%, due 6/15/14 - 6/8/15; iStar Financial, Inc., 3.12% - 5.88%, due 9/15/09 - 3/15/16; Macy’s Retail Holdings, Inc., 4.80% - 6.90%, due 9/1/08 - 4/1/29; National Retail Properties, Inc., 6.15%, due 12/15/15; TransAlta Corp., 5.75%, due 12/15/13; Universal Health Services, Inc., 6.75%, due 11/15/11; UPM-Kymmene Oyj, 5.63%, due 12/1/14; Valero Energy Corp., 4.75%, due 6/15/13; Waste Management, Inc., 7.38%, due 8/1/10; Westinghouse Credit Corp., 8.88%, due 6/14/14, valued at $315,004.

300,000	300,000

UBS Securities LLC, 2.34%, dated 7/31/08, due 8/1/08, repurchase price $700,045; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Agrium, Inc., 8.25%, due 2/15/11; American Airlines Pass Through Trust, 7.86%, due 10/1/11; BRE Properties, Inc., 7.45%, due 1/15/11; BSkyB Finance plc, 5.63%, due 10/15/15; Buckeye Partners LP, 5.30%, due 10/15/14; CenturyTel, Inc., 7.88%, due 8/15/12; Continental Airlines, Inc., 7.49%, due 10/2/10; Cox Communications, Inc., 6.75% - 7.75%, due 11/1/10 - 3/15/11; Developers Diversified Realty Corp., 4.63% - 7.50%, due 5/3/10 - 7/15/18; Empresa Nacional de Electricidad S.A., 8.63%, due 8/1/15; ERAC USA Finance Co., 5.80% - 7.00%, due 10/15/12 - 10/15/37; Fidelity National Financial, Inc., 5.25% - 7.30%, 8/15/11 - 3/15/13; First Industrial LP, 5.25% - 7.50%, due 6/15/09 - 12/1/17; Glencore Funding LLC, 6.00%, due 4/15/14; HCP, Inc., 6.00% - 7.07%, due 6/25/12 - 6/8/15; Health Care REIT, Inc., 5.88% - 6.00%, due 11/15/13 - 5/15/15; Healthcare Realty Trust, Inc., 8.13%, due 5/1/11; HJ Heinz Co., 6.38%, due 7/15/28; Hospitality Properties Trust, 5.13% - 6.75%, due 2/15/13 - 6/15/16, HRPT Properties Trust, 3.38% - 6.50%, due 3/16/11 - 2/15/15; Infinity Property & Casualty Corp., 5.50%, due 2/18/14; iStar Financial, Inc., 5.50% - 5.88%, due 3/15/11 - 3/15/16; J.C. Penney Corp., Inc., 5.75% - 7.13%, due 8/15/16 - 11/15/23; Kennametal, Inc., 7.20%, due 6/15/12; Kinder Morgan Energy Partners LP, 5.80%, due 3/15/35; Mack-Cali Realty LP, 5.05% - 7.75%, due 4/15/10 - 2/15/14; Marsh & McLennan Cos., Inc., 4.85%, due 2/15/13; Metropolitan Edison, 4.88%, due 4/1/14; Montpelier Re Holdings Ltd., 6.13%, due 8/15/13; Motorola, Inc., 6.50% - 7.50%, due 5/15/25 - 9/1/25; National Retail Properties, Inc., 6.15% - 6.25%, due 6/15/14 - 12/15/15; Nelnet, Inc., 5.13%, due 6/1/10; NiSource Finance Corp., 3.38%, due 11/23/09; Pennsylvania Electric Co., 6.63%, due 4/1/19; Pepco Holdings, Inc., 4.00%, due 5/15/10; Petro-Canada, 4.00%, due 7/15/13; Power Receivables Finance LLC, 6.29%, due 1/1/12; PPL Capital Funding, Inc., 4.33%, due 3/1/09; Premcor Refining Group, Inc. (The), 6.75%, due 2/1/11; Rogers Communications, Inc., 7.50%, due 3/15/15; Safeway, Inc., 4.13%, due 11/1/08; SLM Corp., 2.17% - 5.33%, due 8/15/08 - 4/14/15; Stagecoach Transport Holdings plc, 8.63%, due 11/15/09; Sunoco Logistics Partners Operations LP, 7.25%, due 2/15/12; TEPPCO Partners LP, 7.63%, due 2/15/12; TransAlta Corp., 5.75%, due 12/15/13; Transcontinental Gas Pipe Line Corp., 8.88%, due 7/15/12; UDR, Inc., 6.50% - 8.50%, due 6/15/09 - 9/15/24; Valero Energy Corp., 7.50%, due 4/15/32; Vornado Realty LP, 4.75%, due 12/1/10; Washington Mutual Bank, 2.99%, due 2/4/11; Washington Mutual, Inc., 5.50%, due 8/24/11; Waste Management, Inc., 7.65%, due 3/15/11; Weyerhaeuser Co., 5.95%, due 11/1/08; Yara International ASA, 5.25%, due 12/15/14, valued at $735,001.

700,000	700,000

Wachovia Capital Markets LLC, 2.34%, dated 7/31/08, due 8/1/08, repurchase price $100,007; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Brandywine Operating Partnership LP, 6.00%, due 4/1/16; CenterPoint Energy Resources Corp., 6.00%, due 5/15/18; Comcast Corp., 6.95%, due 8/15/37; Devon Energy Corp., 7.95%, due 4/15/32; ERP Operating LP, 4.75% - 5.13%, due 6/15/09 - 3/15/16; Kraft Foods, Inc., 5.25%, due 10/1/13; Oneok, Inc., 6.00%, due 6/15/35; Prologis, 5.50% - 6.63%, due 4/1/12 - 5/15/18; Talisman Energy, Inc., 5.13%, due 5/15/15; Texas Eastern Transmission LP, 6.00%, due 9/15/17; Wachovia Asset Securitization, Inc., 3.72%, due 6/25/33; Wachovia Bank N.A., 5.80%, due 12/1/08; Wachovia Corp., Zero Coupon - 5.80%, due 2/17/09 - 10/15/16; Weatherford International Ltd., 7.00%, due 3/15/38, valued at $105,000.

	100,000	100,000

Wachovia Capital Markets LLC, 2.34%, dated 7/31/08, due 8/1/08, repurchase price $400,026; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: AGFC Capital Trust I, 6.00%, due 1/15/67; Alabama Power Co., 4.70%, due 12/1/10; American Express Co., 8.15%, due 3/19/38; American International Group, Inc., 5.45%, due 5/18/17; Anadarko Finance Co., 7.50%, due 5/1/31; Anadarko Petroleum Corp., 5.95% - 6.45%, due 9/15/16 - 9/15/36; Aspen Insurance Holdings Ltd., 6.00%, due 8/15/14; Assurant, Inc., 6.75%, due 2/15/34; AT&T, Inc., 6.25%, due 3/15/11; Atmos Energy Corp., 4.00%, due 10/15/09; Avnet, Inc., 5.88%, due 3/15/14; BellSouth Corp., 4.75%, due 11/15/12; Brandywine Operating Partnership LP, 5.40%, due 11/1/14; BRE Properties, Inc., 7.13%, due 2/15/13; Canadian Natural Resources Ltd., 5.45% - 6.70%, due 7/15/11 - 10/1/12; Capital One Capital III, 7.69%, due 8/15/36; Caterpillar Financial Services Corp., 5.45%, due 4/15/18; CenterPoint Energy Resources Corp., 5.95% - 7.75%, due 2/15/11 - 11/1/17; Chubb Corp., 6.50%, due 5/15/38; Citigroup Funding, Inc., 2.47%, due 4/23/09; Citigroup, Inc., 5.13%, due 2/14/11; Cleveland Electric Illuminating Co. (The), 5.70%, due 4/1/17; Coca-Cola Co. (The), 5.35%, due 11/15/17; Colonial Realty LP, 4.75%, due 2/1/10; Comcast Corp., 5.30%, due 1/15/14; ConocoPhillips Holding Co., 6.95%, due 4/15/29; Consolidated Edison Co., of New York, Inc., 5.50%, due 9/15/16; Constellation Energy Group, Inc., 7.60%, due 4/1/32; Cox Communication, Inc., 4.63% - 7.13%, due 10/1/12 - 6/1/13; DCP Midstream LLC, 6.45% - 8.13%, due 8/16/30 - 11/3/36; DTE Energy Co., 6.35% - 7.05%, due 6/1/11 - 6/1/16, Duke Energy Carolinas LLC, 6.10% - 6.45%, due 10/15/32 - 6/1/37; Duke Realty LP, 6.50%, due 1/15/18; Enbridge, Inc., 5.80%, due 6/15/14; EnCana Corp., 6.50%, due 8/15/34; EnCana Holdings Finance Corp., 5.80%, due 5/1/14; Energy Transfer Partners LP, 6.00% - 7.50%, due 7/1/13 - 7/1/38; Enterprise Products Operating LP, 5.60%, due 10/15/14; ERP Operating LP, 5.20% - 6.58%, due 4/1/13 - 4/13/15; Fifth Third Capital Trust IV, 6.50%, due 4/15/37; First Union Capital I, 7.94% due 1/15/27; FirstEnergy Corp., 6.45%, due 11/15/11; Fleet National Bank, 5.75%, due 1/15/09; Florida Power & Light Co., 5.65%, due 2/1/37; General Electric Capital Corp., 5.63%, due 9/15/17; Georgia Power Co., 5.25%, due 12/15/15; Goldman Sachs Group, Inc. (The), 5.13%, due 1/15/15; HCP, Inc. 5.65% - 7.07%, due 12/15/13 - 9/15/16; Health Care REIT, Inc., 6.20%, due 6/1/16; Hess Corp., 7.13% - 7.30%, due 8/15/31 - 3/15/33; iStar Financial, Inc., 5.88%, due 3/15/16; Jersey Central Power & Light Co., 6.40%, due 5/15/36; JPMorgan Chase & Co., 4.50%, due 1/15/12; Kellogg Co., 5.13%, due 12/3/12; Kerr-McGee Corp., 6.88% - 7.88%, due 9/15/11 - 9/15/31; Kraft Foods, Inc., 6.25%, due 6/1/12; Lehman Brothers Holdings, Inc. 7.50%, due 5/11/38; Marsh & McLennan Cos., Inc., 5.38% - 5.88%, due 7/15/14 - 8/1/33; MassMutual Global Funding II, 2.97%, due 11/6/09; Merck & Co., Inc., 6.40%, due 3/1/28; MidAmerican Energy Holdings Co., 7.52%, due 9/15/08; National City Corp., 6.88%, due 5/15/19; Nevada Power Co., 5.95% - 6.50%, due 4/15/12 - 3/15/16; New Cingular Wireless Services, Inc., 7.88%, due 3/1/11; New York Life Insurance Co., 5.88%, due 5/15/33; News America, Inc., 6.40%, due 12/15/35; Nexen, Inc., 5.05% - 6.40%, due 11/20/13 - 5/15/37; Northwest Pipeline GP, 6.05%, due 6/15/18; Occidental Petroleum Corp., 6.75%, due 1/15/12; Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25%, due 9/15/15; PacifiCorp, 5.25% - 6.25%, due 6/15/35 - 10/15/37; Plains All American Pipeline LP/PAA Finance Corp., 6.13% - 6.65%, due 1/15/17 - 1/15/37; Post Apartment Homes LP, 5.13% - 7.70%, due 12/20/10 - 6/1/12; PPG Industries, Inc., 6.65%, due 3/15/18; PPL Energy Supply LLC, 5.40%, due 8/15/14; Pricoa Global Funding I, 3.47%, due 6/4/10; Prologis, 5.50% - 5.63%, due 3/1/13 - 11/15/15; Prudential Financial, Inc., 5.10%, due 9/20/14; PSEG Power LLC, 5.50% - 6.95%, due 6/1/12 -12/1/15; Rockies Express Pipeline LLC, 6.25%, due 7/15/13; SCANA Corp., 6.88%, due 5/15/11; Sempra Energy, 6.15%, due 6/15/18; Sierra Pacific Power Co., 6.25%, due 4/15/12; Simon Property Group LP, 5.25%, due 12/1/16; Southern California Edison Co., 5.63%, due 2/1/36; SouthTrust Corp., 5.80%, due 6/15/14; Spectra Energy Capital LLC, 5.50% - 6.76%, due 3/1/14 - 2/15/32; Tanger Factory Outlet Centers, 6.15%, due 11/15/15; TEPPCO Partners LP, 5.90%, due 4/15/13; Time Warner Cable, Inc., 6.20%, due 7/1/13; Time Warner, Inc., 5.50%, due 11/15/11; TransCanada Pipelines Ltd., 4.00%, due 6/15/13; Travelers Cos., Inc. (The), 5.75%, due 12/15/17; Valero Energy Corp., 4.75% - 6.88%, due 4/15/12 - 6/15/37; Viacom, Inc., 5.75%, due 4/30/11; Wachovia Bank N.A., Zero Coupon, expired maturity; Wachovia Capital Trust I, 7.64%, due 1/15/27; Wachovia Capital Trust II, 3.29%, due 1/15/27; Wachovia Corp., 5.30% - 5.50%, due 10/15/11 - 8/1/35; WEA Finance LLC/WCI Finance LLC, 5.70%, due 10/1/16; Weatherford International Ltd., 4.95%, due 10/15/13, Westfield Group, 5.40%, due 10/1/12; Williams Cos., Inc., Credit Linked Certificate Trust, 6.05%, due 5/1/09; XL Capital Ltd., 5.25% - 6.25%, due 9/15/14 - 5/15/27; XTO Energy, Inc., 4.90% - 5.50%, due 2/1/14 - 6/15/18, valued at $420,000.

	400,000	400,000
Total Repurchase Agreements (Cost $9,715,990)		9,715,990
Total Investments (100.2%) (Cost $34,395,361)		34,395,361
Liabilities in Excess of Other Assets (-0.2%)		(63,903)
Net Assets (100%)		$34,331,458

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2008.
(e)	The rates shown are the effective yields at the date of purchase.
REIT	Real Estate Investment Trust

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (82.0%)
Federal Farm Credit Bank,
1.99%, 8/18/08	$ (b)18,000	$17,999
2.03%, 3/11/09	(b)225,000	224,991
2.06%, 5/27/09	(b)100,000	100,000
2.07%, 8/1/08 - 6/23/09	(b)310,000	309,654
2.08%, 7/9/09	(b)25,000	24,998
2.09%, 8/1/08 - 6/26/09	(b)110,000	109,972
2.10%, 8/1/08	(b)50,000	49,992
2.11%, 8/1/08	(b)100,000	99,977
2.23%, 8/1/08	(b)34,000	33,989
2.31%, 3/24/09	(b)19,200	19,193
2.36%, 8/29/08	(b)13,500	13,496
2.61%, 10/30/08	(d)5,400	5,365
2.64%, 9/25/08	(b)50,000	49,980
2.71%, 10/1/08	(d)17,000	16,922
3.60%, 1/14/09	50,000	50,324
3.75%, 1/15/09	40,549	40,778
4.88%, 4/13/09	5,000	5,095
Federal Home Loan Bank,
2.09%, 2/13/09 - 8/7/09	(b)180,000	180,000
2.11%, 12/3/08 - 2/13/09	(b)175,000	174,993
2.12%, 8/7/09	(b)75,000	75,000
2.14%, 8/15/08	(d)50,000	49,958
2.15%, 8/1/08	(b)50,000	50,000
2.17%, 4/21/09	(b)50,000	50,000
2.18%, 8/27/08	(d)50,000	49,921
2.20%, 10/17/08 - 1/14/09	91,600	91,587
2.22%, 1/2/09	50,000	49,998
2.23%, 9/5/08	(d)35,123	35,047
2.25%, 10/3/08	100,000	100,000
2.25%, 8/20/08	(d)45,000	44,947
2.26%, 10/10/08 - 10/17/08	225,000	225,011
2.28%, 8/13/08	(d)98,000	97,926
2.29%, 12/3/08 - 12/12/08	(b)94,500	94,500
2.31%, 8/29/08	(d)50,000	49,910
2.35%, 8/6/09	(b)150,000	149,977
2.36%, 8/10/09	(b)150,000	149,981
2.37%, 7/17/09 - 8/23/08	(b)195,000	194,937
2.38%, 8/13/09	(b)100,000	100,000
2.39%, 8/2/08 - 8/27/09	(b)245,000	244,938
2.40%, 6/11/09 - 8/27/09	(b)124,000	124,000
2.40%, 9/19/08	(d)20,000	19,935
2.41%, 11/26/08	(b)200,000	200,004
2.45%, 9/11/08	96,695	96,695
2.48%, 10/24/08	(d)5,645	5,612
2.49%, 5/20/09 - 6/11/09	(b)340,000	340,021
2.50%, 1/22/09	50,000	49,956
2.50%, 5/13/09	(b)100,000	100,000
2.51%, 10/3/08	(d)20,000	19,912
2.58%, 8/26/08 - 9/17/08	150,015	150,045
2.59%, 8/15/08	(b)50,000	50,001
2.60%, 2/18/09 - 4/14/09	(b)284,000	284,000

2.60%, 9/4/08	30,000	30,000
2.62%, 12/15/08 - 7/16/09	(b)269,000	269,012
2.65%, 2/27/09	129,000	129,336
2.70%, 3/17/09	25,000	25,000
2.71%, 8/5/09	(b)358,200	358,077
2.75%, 2/20/09 - 2/25/09	111,600	111,599
2.76%, 2/11/09	80,000	80,000
2.79%, 8/22/08	(b)100,000	100,000
2.80%, 2/6/09 - 2/25/09	100,600	100,600
2.85%, 2/13/09	50,000	50,000
2.90%, 2/27/09 - 3/20/09	94,000	94,000
2.98%, 2/27/09	50,000	50,000
3.75%, 8/15/08	9,035	9,032
3.88%, 8/22/08	59,670	59,703
4.25%, 9/12/08	23,000	23,053
4.38%, 10/3/08 - 11/13/08	38,000	38,175
4.38%, 12/19/08	(j)3,800	3,800
4.63%, 10/24/08 - 11/21/08	75,000	75,445
4.75%, 8/22/08 - 12/12/08	64,140	64,191
4.88%, 8/7/08	15,430	15,431
4.89%, 8/20/08	4,770	4,776
5.00%, 12/12/08	12,420	12,526
5.25%, 3/13/09	12,540	12,773
5.40%, 1/21/09	47,000	47,696
5.80%, 9/2/08	26,570	26,616
Federal Home Loan Mortgage Corp.,
2.08%, 9/8/08	(d)97,000	96,787
2.09%, 9/29/08	(d)122,784	122,364
2.13%, 10/6/08 - 12/29/08	(d)132,358	131,338
2.19%, 9/25/08	(d)75,000	74,750
2.20%, 8/11/08 - 9/12/08	(d)215,000	214,645
2.28%, 8/18/08	(d)157,175	157,006
2.36%, 8/16/08	(b)70,000	69,976
2.38%, 8/7/08	(b)80,000	80,020
2.39%, 8/19/08 - 8/28/08	(b)255,000	254,911
2.40%, 10/20/08	(d)50,000	49,734
2.42%, 12/8/08	(d)20,000	19,828
2.43%, 8/18/08	(b)221,200	221,257
2.44%, 9/15/08 - 11/24/08	(d)457,747	456,032
2.46%, 11/12/08	(d)27,977	27,782
2.48%, 9/22/08	(d)65,000	64,768
2.51%, 12/15/08	(d)75,000	74,296
2.52%, 12/19/08	(d)23,480	23,252
2.67%, 12/22/08	(d)24,000	23,748
3.05%, 7/16/09	18,985	18,985
3.63%, 9/15/08 - 11/14/08	103,096	103,279
4.48%, 9/19/08	10,000	10,023
4.50%, 8/4/08	1,990	1,990
4.63%, 9/15/08 - 12/19/08	25,392	25,499
4.70%, 10/6/08	11,050	11,093
4.75%, 3/5/09	50,000	50,786
4.88%, 2/17/09	20,000	20,266
5.00%, 1/16/09	25,000	25,312
5.13%, 8/14/08	106,485	106,591
5.25%, 1/15/09	200,636	203,110
Federal National Mortgage Association,
2.10%, 1/9/09	(b)75,000	75,000
2.15%, 8/13/08 - 10/31/08	(d)127,518	127,378
2.20%, 8/20/08 - 9/5/08	(d)114,915	114,757
2.21%, 8/1/08 - 12/26/08	(d)25,425	25,376
2.30%, 8/18/08	(d)29,069	29,037
2.31%, 8/7/08	(d)25,000	24,990

2.35%, 8/27/08	(d)5,458	5,449
2.37%, 9/10/08	(d)100,000	99,738
2.39%, 9/30/08	(d)100,000	99,603
2.64%, 9/30/08	(b)150,000	149,986
2.66%, 9/17/08 - 9/19/08	(b)110,000	110,006
3.25%, 8/15/08	100,000	99,983
3.38%, 12/15/08	120,086	120,474
3.88%, 11/17/08	10,100	10,148
4.00%, 9/2/08 - 1/26/09	74,377	74,889
4.49%, 8/29/08	(d)45,000	44,843
4.50%, 8/15/08 - 10/15/08	103,700	104,019
5.00%, 1/23/09	17,028	17,228
Tennessee Valley Authority,
5.38%, 11/13/08	38,000	38,302
Total U.S. Government & Agency Securities (Cost $10,773,012)		10,773,012
Repurchase Agreements (17.8%)
Banc of America LLC, 2.25%, date 7/31/08, due 8/1/08, repurchase price $400,025; fully collateralized by U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.50%, due 3/1/35, valued at $408,000.	400,000	400,000
Barclays Capital, Inc., 2.20%, dated 7/31/08, due 8/1/08, repurchase price $236,014; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 5.50%, due 4/1/38 - 7/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 5.70%, due 4/1/40, valued at $240,720.	236,000	236,000
Barclays Capital, Inc., 2.60%, dated 2/13/08, due 8/12/08, repurchase price $75,980; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.00% - 6.00%, due 10/1/20 - 11/1/37; valued at $76,500.	75,000	75,000
BNP Paribas, 2.22%, dated 7/31/08, due 8/1/08, repurchase price $108,007; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage: 4.89%, due 8/20/08; valued at $110,162.	108,000	108,000
Credit Suisse Securities USA LLC, 2.30%, dated 7/1/08, due 9/29/08, repurchase price $100,581; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.71% - 6.03%, due 7/1/32 - 6/1/38; valued at $103,000.	100,000	100,000

Goldman Sachs & Co., 2.16%, dated 7/31/08, due 8/1/08, repurchase price $722,578; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 4.50% - 6.50%, due 6/1/19 - 6/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% - 7.00%, due 6/1/15 - 7/1/38, valued at $744,211	722,535	722,535
HSBC Securities USA, Inc., 2.20%, dated 7/31/08, due 8/1/08, repurchase price $200,012; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 6.00%, due 12/1/37 - 5/1/38, valued at $206,002.	200,000	200,000
Wachovia Capital Markets LLC, 2.21%, dated 7/31/08, due 8/1/08, repurchase price $500,031; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgage: 5.70% due 4/1/40; Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 5.50%, due 4/1/38 - 7/1/38 valued at $510,000.	500,000	500,000
Total Repurchase Agreements (Cost $2,341,535)		2,341,535
Total Investments (99.8%) (Cost $13,114,547)		13,114,547
Other Assets in Excess of Liabilities (0.2%)		20,564
Net Assets (100%)		$13,135,111

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2008.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(j)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2008. Maturity date disclosed is the ultimate maturity date.

Morgan Stanley Institutional Liquidity Funds

Government Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (100.9%)
Federal Farm Credit Bank,
2.07%, 8/1/08 - 7/22/09	$ (b)3,500	$3,481
2.09%, 11/21/08	(d)1,623	1,613
2.11%, 8/1/08	(b)25,000	24,994
2.23%, 8/1/08	(b)1,000	1,000
2.25%, 8/1/08	(d)525	525
2.31%, 3/24/09	(b)4,000	3,998
2.36%, 8/29/08	(b)1,500	1,500
2.37%, 10/24/08	(d)2,300	2,287
2.44%, 11/7/08	(d)3,700	3,676
2.60%, 8/12/08	(b)750	750
3.63%, 10/24/08	1,000	1,003
4.00%, 10/28/08	2,000	2,008
4.88%, 10/6/08	1,000	1,005
Federal Home Loan Bank,
1.86%, 8/1/08	(d)104,105	104,105
2.12%, 8/4/08	(d)9,000	8,998
2.13%, 8/6/08	(d)6,700	6,698
2.14%, 8/7/08	(d)2,400	2,399
2.15%, 8/12/08	(d)3,000	2,998
2.18%, 8/8/08	(d)6,745	6,742
2.20%, 8/19/08	(d)8,000	7,991
2.22%, 8/6/08 - 8/22/08	(d)6,150	6,143
2.23%, 8/15/08	(d)3,000	2,997
2.26%, 8/28/08	(d)2,941	2,936
2.27%, 8/25/08 - 8/29/08	(d)7,500	7,487
2.29%, 8/13/08	(d)14,880	14,869
2.30%, 8/18/08	(d)400	400
2.32%, 8/20/08	(d)5,264	5,258
2.35%, 8/21/08	(d)275	275
2.36%, 9/19/08 - 9/24/08	(d)1,405	1,400
2.38%, 8/13/09	(b)1,100	1,099
2.40%, 6/11/09	(b)1,000	1,000
2.41%, 8/6/08	(b)17,500	17,499
2.42%, 10/15/08	(d)3,000	2,985
2.47%, 10/29/08	(d)1,000	994
2.51%, 10/3/08	(d)1,000	996
2.66%, 9/19/08	(b)1,000	1,000
2.71%, 8/5/09	(b)24,000	23,999
3.63%, 11/14/08	1,600	1,605
3.75%, 8/15/08	2,475	2,476
3.88%, 8/22/08	750	751
4.25%, 9/26/08	690	692
4.38%, 11/13/08	2,000	2,009
4.50%, 9/26/08 - 10/14/08	2,900	2,911
4.63%, 9/17/08 - 11/21/08	1,715	1,723
5.00%, 9/12/08	1,000	1,003
5.02%, 11/7/08	545	549
5.13%, 8/8/08 - 12/29/08	4,970	4,981
5.25%, 11/14/08	1,995	2,010
5.50%, 8/15/08	330	330
5.80%, 9/2/08	1,000	1,003
Tennessee Valley Authority,
5.38%, 11/13/08	5,140	5,183
Total U.S. Government & Agency Securities (100.9%) (Cost $306,334)		306,334
Total Investments (100.9%) (Cost $306,334)		306,334
Liabilities in Excess of Other Assets (-0.9%)		(2,747)
Net Assets (100%)		$303,587

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2008.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (3.9%)
U.S. Treasury Bills,
1.51%, 10/2/08	$ (h)75,000	$74,805
1.54%, 10/9/08	(h)50,000	49,853
1.55%, 10/16/08	(h)100,000	99,673
1.97%, 12/4/08	(h)50,000	49,663
1.99%, 9/18/08	(h)100,000	99,734
2.29%, 12/26/08	(h)25,000	24,770
U.S. Treasury Note,
4.88%, 8/31/08	2,000	2,002
Total U.S. Treasury Securities (Cost $400,500)		400,500
Repurchase Agreements (96.2%)
Barclays Capital, Inc., 2.08%, dated 7/31/08, due 8/1/08, repurchase price $1,970,114; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 6.00% - 7.25%, due 8/15/22 - 2/15/26; U.S. Treasury Inflation Indexed Note, 2.00%, due 4/15/12; U.S. Treasury Notes, 3.25% - 4.88%, due 8/31/08 - 12/31/09, valued at $2,009,400.	1,970,000	1,970,000
Barclays Capital, Inc., 2.10%, dated 7/31/08, due 8/1/08, repurchase price $60,004; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond Coupon STRIPS, due 8/15/16; U.S. Treasury Note Principal STRIPS, due 2/15/10, valued at $61,200.	60,000	60,000
BNP Paribas, 2.08%, dated 7/31/08, due 8/1/08, repurchase price $700,040; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Inflation Indexed Bonds, 2.00% - 3.63%, due 1/15/26 - 4/15/28, valued at $714,000.	700,000	700,000
Credit Suisse Securities USA LLC, 1.96%, dated 7/22/08, due 8/12/08, repurchase price $200,229; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bills,1.60% - 1.73%, due 9/11/08 - 11/20/08, valued at $204,005.	200,000	200,000
Credit Suisse Securities USA LLC, 1.96%, dated 7/23/08, due 8/6/08, repurchase price $50,038; fully collateralized by U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 1.64%, due 10/2/08, valued at $51,000.	50,000	50,000
Deutsche Bank Securities, Inc., 2.07%, dated 7/31/08, due 8/1/08, repurchase price $1,996,113; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 1.69%, due 10/16/08; U.S. Treasury Bonds, 6.25% - 7.63%, due 11/15/16 - 5/15/30; U.S. Treasury Bonds Principal STRIPS, due 11/15/22 - 8/15/29; U.S. Treasury Inflation Indexed Bonds, 2.38% - 3.63%, due 1/15/17 - 4/15/28; U.S. Treasury Inflation Indexed Notes, 2.38%, due 1/15/17; U.S Treasury Notes, 2.50% - 4.88%, due 5/15/09 - 7/31/13, valued at $2,005,320.	1,966,000	1,966,000
Deutsche Bank Securities, Inc., 2.20%, dated 7/31/08, due 8/1/08, repurchase price $100,006; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S.Treasury Bill, 1.69%, due 10/16/08; U.S. Treasury Bonds, 6.25% - 7.63%, due 11/15/16 - 5/15/30; U.S. Treasury Bonds Principal STRIPS, due 11/15/22 - 8/15/29; U.S. Treasury Inflation Indexed Bonds, 2.38% - 3.63%, due 1/15/17 - 4/15/28; U.S. Treasury Inflation Indexed Notes, 2.38%, due 1/15/17; U.S. Treasury Notes, 2.50% - 4.88%, due 5/15/09 - 7/31/13, valued at $102,000.	100,000	100,000

Greenwich Capital Markets, Inc., 2.10%, dated 7/31/08, due 8/1/08, repurchase price $2,000,117; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 4.50% - 6.25%, due 2/15/36 - 2/15/37; U.S. Treasury Notes, 3.38% - 5.75%, due 10/31/08 - 5/31/13, valued at $2,040,002.	2,000,000	2,000,000
HSBC Securities USA, Inc., 2.08%, dated 7/31/08, due 8/1/08, repurchase price $1,000,058; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds Coupon STRIPS, due 2/15/21 - 2/15/22; U.S. Treasury Bonds Principal STRIPS, due 2/15/15 - 2/15/38, valued at $1,020,001.	1,000,000	1,000,000
JPMorgan Securities, Inc., 2.03%, dated 7/31/08, due 8/1/08, repurchase price $600,034; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.63% - 5.50%, due 5/15/09 - 5/15/13, valued at $612,002.	600,000	600,000
Lehman Brothers, Inc., 2.05%, dated 7/31/08, due 8/1/08, repurchase price $298,157; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.25%, due 11/15/17, valued at $304,106.	298,140	298,140
Lehman Brothers, Inc., 2.12%, dated 7/31/08, due 8/1/08, repurchase price $160,009; fully collateralized by U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Bills, 1.60% - 1.84%, due 9/11/08 - 12/26/08, valued at $163,205.	160,000	160,000
Lehman Brothers, Inc., 2.20%, dated 7/31/08, due 8/1/08, repurchase price $200,012; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bills, 1.58% - 1.79%, due 9/25/08 - 12/4/08, valued at $204,001.	200,000	200,000
UBS Securities LLC, 2.06%, dated 7/31/08, due 8/1/08, repurchase price $540,031; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 7.50%, due 11/15/16; U.S. Treasury Note, 4.88%, due 5/15/09, valued at $550,802.	540,000	540,000
Total Repurchase Agreements (Cost $9,844,140)		9,844,140
Total Investments (100.1%) (Cost $10,244,640)		10,244,640
Liabilities in Excess of Other Assets (-0.1%)		(14,118)
Net Assets (100%)		$10,230,522

(h)	Rates shown are the yield to maturity at July 31, 2008.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (100.8%)
Commercial Paper (11.9%)(e)
Arlington, TX, Series A,
1.55%, 8/13/08	$11,000	$11,000
Austin, TX, Combined Utility Systems, Series 2002A,
1.45%, 8/14/08	20,000	20,000
Florida Municipal Power Agency, Series A,
1.40%, 8/11/08	20,000	20,000
1.50%, 10/14/08	9,000	9,000
Harris County Metropolitan Transit Authority, TX,
Sales & Use Tax, Series A,
1.95%, 9/2/08	16,500	16,500
Harris County, TX, Series A-1,
1.65%, 8/7/08	30,100	30,100
Hillsborough County, FL, Series 2002 A,
1.70%, 3/19/09	17,000	17,000
Houston, TX,
Series D,
1.50%, 8/19/08	10,000	10,000
Series F,
1.45%, 8/1/08	10,000	10,000
Illinois Development Finance Authority, Loyola University,
1.75%, 1/6/09	6,000	6,000
Illinois Finance Authority, IL, Hospital Sisters,
Series 2008 A,
1.75%, 10/20/08	20,000	20,000
Illinois Health Facilities Authority, Evanston Hospital Corp.,
Series 1990 A,
1.65%, 9/18/08	25,000	25,000
Series 1992,
1.55%, 9/25/08	14,000	14,000
Series 1995,
1.60%, 8/7/08	11,000	11,000
Intermountain Power Agency, UT, 1997 Series B-1,
1.55%, 11/13/08	20,000	20,000
Kentucky Asset Liability Commission, 2005 General Fund Second,
Series A-1
1.65%, 10/8/08	9,000	9,000
Series A-2
1.75%, 10/3/08	24,600	24,600
Las Vegas Valley Water District, NV, Water, Series 2006 A,
1.40%, 8/11/08	18,000	18,000
Maryland Health & Educational Facilities Authority,
Johns Hopkins Health System,
Series 2008 E,
1.70%, 8/6/08	21,500	21,500
Series 2008 F,
1.70%, 8/6/08	21,500	21,500
Massachusetts Health & Educational Facilities Authority,
Harvard University, Series EE,
1.60%, 12/4/08	15,000	15,000
1.63%, 2/5/09	12,834	12,834
1.80%, 2/5/09	10,000	10,000
Metropolitan Government of Nashville & Davidson County Health &
Educational Facilities Board, TN, Vanderbilt University Series, 2004 A,
1.45%, 8/18/08	19,500	19,500
Michigan, Multi-Modal School Loan, Series 2005 C,
3.50%, 10/28/08	30,000	30,000
Nassau County Sewer & Storm Water Finance Authority,
NY, Series 2005,
1.40%, 8/11/08	17,685	17,685
Nebraska Public Power District, Series A Notes,
1.45%, 8/14/08	7,000	7,000
New York City Municipal Water Finance Authority, NY, Series 6,
1.70%, 8/6/08	10,000	10,000
San Antonio, TX, Electric & Gas, Series 1995 A,
1.70%, 9/4/08	19,000	19,000
San Antonio, TX, Water System, Series 2001A,
1.65%, 11/13/08	23,000	23,000
Tennessee School Bond Authority, Higher Educational Facilities,
Series 1997 A,
1.70%, 12/4/08	14,100	14,100
Texas A&M University, Series B,
1.55%, 2/5/09	10,000	10,000

Texas Municipal Power Agency, Series 2005 A,
1.62%, 10/14/08	30,000	30,000
University of Texas Regents, Permanent University Fund Notes,
Series 2007 A,
1.60%, 11/12/08	7,000	7,000
		559,319
Daily Variable Rate Bonds (8.1%)
Kentucky Public Energy Authority, Inc., Gas Supply, Series 2006 A,
2.20%, 8/1/16	194,800	194,800
New York City Industrial Development Agency, NY, One Bryant Park LLC,
Series 2004 B,
2.10%, 11/1/39	49,000	49,000
Southeast Alabama Gas District, Supply, Series 2007 A,
2.20%, 8/1/27	136,550	136,550
		380,350
Municipal Bonds & Notes (5.8%)
Charleston County School District, SC, Series 2008 TANs,
2.50%, 4/1/09	10,000	10,066
Colorado, Education Loan, Series 2007 A TRANs,
4.50%, 8/5/08	26,200	26,202
Fulton County, GA, Series 2008 TANs,
2.50%, 12/31/08	35,000	35,130
Idaho, Series 2008 TANs,
3.00%, 6/30/09	22,500	22,758
Indiana Bond Bank, Midyear Funding Notes, Series 2008 A,
3.00%, 5/28/09	7,000	7,079
Indianapolis Local Public Improvement Bond Bank, IN,
Series 2008 A-1 Notes,
2.25%, 10/1/08	1,830	1,831
Series 2008 B-1 Notes
2.25%, 10/1/08	3,000	3,002
King County, WA, Series 2007 BANs,
4.00%, 10/30/08	12,000	12,024
Lucas County, OH, Series 2008 BANs,
3.00%, 7/30/09	2,000	2,025
Michigan, Fiscal 2008, Series A,
4.00%, 9/30/08	20,000	20,034
Oregon, Series 2008 A TANs,
3.00%, 6/30/09	12,000	12,140
Patchogue-Medford Union Free School District, NY, Series 2008 TANs,
4.00%, 6/24/09	10,000	10,140
Pioneer Valley Transit Authority, MA,
Series 2007 RANs,
4.25%, 8/1/08	8,000	8,000
Series 2008 RANs,
3.00%, 7/30/09	10,000	10,052
South Carolina Association of Governmental Organizations,
Series 2008 A COPs,
3.00%, 4/15/09	24,000	24,244
St. Louis, MO, General Fund Series 2008 TRANs,
3.25%, 6/30/09	4,600	4,661
Wichita, KS, Renewal & Improvement Temporary Notes Series 224,
3.00%, 2/19/09	30,000	30,223
Wisconsin, Operating Notes Series 2008,
3.00%, 6/15/09	27,000	27,301
Worcester Regional Transit Authority, MA, Series 2008 RANs,
3.25%, 6/26/09	4,950	4,972
		271,884
Put Option Bond (0.2%)
Lower Neches Valley Authority, TX, Chevron USA, Inc., Series 1987,
1.10%, 2/15/17	8,000	8,000
Semi-Annual Bonds (1.0%)
Illinois Educational Facilities Authority, University of Chicago, Series B-1,
1.85%, 7/1/36	5,700	5,700
Massachusetts Health & Educational Facilities Authority,
Northeastern University, Series T-1,
2.25%, 10/1/37	44,000	44,000
		49,700
Weekly Variable Rate Bonds (73.8%)
Alaska Housing Finance Corp. Home Mortgage, Series 2007 B,
2.05%, 12/1/41	51,850	51,850
American Public Energy Agency, NE, Gas Supply,
Series 2005 A
2.15%, 12/1/15	39,260	39,260
American Public Energy Agency, NE, National Public Gas Agency, 2003
Series A
2.15%, 2/1/14	9,593	9,593
Arizona Sports & Tourism Authority, Multipurpose Stadium, Series 2008,
2.24%, 7/1/36	5,000	5,000
Austin Trust, FL, Jacksonville Sales Tax, Series 2003,
Custody Receipts, Series 2008-3005X (MBIA),
2.64%, 10/1/27	13,460	13,460

Austin Trust, NC, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare,
Series 2008, A Custody Receipts, Series 2008-1149,
2.26%, 7/15/32	21,000	21,000
Austin Trust, NV, Clark County, Series 2008, Custody Receipts,
Series 2008-1171,
2.25%, 12/1/31	9,770	9,770
Birmingham Public Educational Building Authority, AL,
University of Alabama Student Housing, Series 2005 A,
2.24%, 7/1/37	11,775	11,775
Broward County Health Facilities Authority, FL,
Henderson Mental Health Center, Series 2004
2.25%, 7/1/29	5,100	5,100
Cabell County, WV, Marshall University, Series 2007 A,
2.29%, 7/1/39	27,000	27,000
Chesapeake Hospital Authority, VA, Chesapeake General Hospital,
Series 2001 A,
2.20%, 7/1/31	800	800
Cheyenne, WY, St. Mary’s School, Series 2007,
2.46%, 10/1/37	9,000	9,000
Chicago Board of Education, IL, Series 2008 C EAGLE,
Class A (FSA),
2.79%, 12/1/32	32,100	32,100
Chicago, IL, Refinancing,
Series 2003 B (FSA),
2.45%, 1/1/34	105,550	105,550
Series 2008 A ROCs II-R Series 8099,
2.24%, 1/1/33	5,600	5,600
Clark County, NV, Airport System Sub-Lien,
Series 2008 D-2,
2.16%, 7/1/40	35,700	35,700
Series 2008 D-3
2.16%, 7/1/29	28,700	28,700
Colorado Educational & Cultural Facilities Authority,
Gaston Christian Schools, Inc., Series 2007,
2.21%, 7/1/37	9,895	9,895
Colorado Educational & Cultural Facilities Authority,
Pueblo Serra Worship Holdings, Series 2006,
2.21%, 3/1/37	15,800	15,800
Colorado Educational & Cultural Facilities Authority,
Valor Christian Schools, Series 2007,
2.17%, 11/1/38	20,000	20,000
Colorado Health Facilities Authority, Exempla Northwest Medical Center,
Series 2002 A ROCs II-R Series,
2.30%, 11/15/27	18,060	18,060
Colorado Springs, CO, Utilities System Sub Lien, Series 2007 A,
2.20%, 11/1/37	30,000	30,000
Columbus Development Authority, GA, Student Housing Facilities,
Series 2005 A,
2.39%, 9/1/30	5,500	5,500
Columbus, OH, Sewer, Series 2008 B,
1.99%, 6/1/32	5,850	5,850
Cook County, IL, Series 2002 B,
2.20%, 11/1/31	48,200	48,200
Cypress-Fairbanks Independent School District, TX,
Series 2007 ROCs II-R, Series 11164,
2.24%, 2/15/15	20,965	20,965
Dallas Area Rapid Transit, TX, Sales Tax, Series 2008 PUTTERs,
Series 3046,
2.29%, 6/1/16	9,500	9,500
Dayton-Montgomery County Port Authority, OH, CareSource,
Series 2007 A,
2.39%, 11/15/28	17,000	17,000
DeKalb Private Hospital Authority, GA, Children’s Healthcare of Atlanta,
Series 2008 B,
2.14%, 7/1/39	35,000	35,000
Delaware County Industrial Development Authority, PA,
Episcopal Academy, Series 2006, MERLOTs Series F-02,
2.24%, 12/1/36	68,785	68,785
Derry Township Industrial & Commercial Development Authority,
PA, Hotel Tax Arena, Series 2000 A,
2.19%, 11/1/30	6,600	6,600
Fairfax County Industrial Development Authority, VA,
Inova Health System Foundation, Series 2000,
2.00%, 1/1/30	19,400	19,400
Fayette County Hospital Authority, GA, Fayette Community Hospital,
Series 2007,
2.20%, 6/1/37	15,000	15,000
FIU Athletics Finance Corp. FL, Football Stadium Project,
Series 2007 A,
2.29%, 3/1/33	14,000	14,000
Florida Board of Education, Lottery, Series 2007 B PUTTERs,
Series 3056 (BHAC),
2.32%, 7/1/15	12,370	12,370

Fulton County Development Authority, GA, Georgia Tech Facilities, Inc.,
Series 2008 A,
2.40%, 5/1/37	3,500	3,500
Series 2008 B,
2.40%, 6/1/32	9,400	9,400
Fulton County Development Authority, GA, Piedmont Healthcare, Inc.,
Series 2005,
2.20%, 6/1/35	23,000	23,000
Georgia, Series 2007, E MERLOTs Series D280,
2.24%, 2/1/23	17,240	17,240
Guilford County, NC, Series 2005 B,
2.20%, 3/1/25	40,000	40,000
Gwinnett County Development Authority, GA, Civic & Cultural Center,
Series 2001,
2.17%, 9/1/31	260	260
Gwinnett County Hospital Authority, GA, Gwinnett Hospital System,
Series 2007 B (FSA),
2.80%, 7/1/32	17,400	17,400
Hall County & Gainesville Hospital Authority, GA,
Northeast Georgia Health System, Inc., Series 2007 G (AGC),
2.45%, 5/1/36	10,000	10,000
Harris County Health Facilities Development Corp., TX,
Baylor College of Medicine, Series 2007 B,
2.16%, 11/15/47	55,500	55,500
Harris County Health Facilities Development Corp., TX,
Methodist Hospital System, Series 2006 A,
2.08%, 12/1/32	83,470	83,470
Harris County Hospital District, TX, Senior Lien, Series 2007,
ROCs II-R Series, 12075 (MBIA),
2.27%, 8/15/10	21,075	21,075
Harris County Industrial Development Corp. TX,
Baytank, Inc., Series 1998,
2.20%, 2/1/20	13,600	13,600
Highlands County Health Facilities Authority, FL,
Adventist Health System/Sunbelt Obligated Group, Series 2007 A-2,
2.22%, 11/15/37	30,000	30,000
Houston, TX, Airport System, Series 2000 B PUTTERs, Series 2759 (FSA)
2.64%, 7/1/24	9,980	9,980
Houston, TX, Combined Utility System, First Lien, Series 2004 B
2.20%, 5/15/34	77,200	77,200
Houston, TX, Water & Sewer System, Series 2002 A PUTTERS,
Series 2786 (FSA) (Prerefunded),
2.44%, 7/24/10	10,035	10,035
Illinois Development Finance Authority, IL, Museum of
Contemporary Art, Series 1994,
2.18%, 2/1/29	31,800	31,800
Illinois Development Finance Authority, Young Men’s Christian
Association of Metropolitan Chicago, Series 2001,
2.20%, 6/1/29	4,900	4,900
Illinois Educational Facilities Authority, IL, Art Institute of Chicago (The),
Series 1995,
2.18%, 3/1/27	12,800	12,800
Illinois Finance Authority, Loyola University Health System,
Series 2006 C,
2.11%, 4/1/41	11,500	11,500
Illinois Finance Authority, University of Chicago, Series, 2008,
2.07%, 7/1/38	38,847	38,847
Illinois Health Facilities Authority, Centegra Health System,
Series 2002 (FSA),
2.55%, 9/1/32	20,000	20,000
Illinois Health Facilities Authority, Northwestern Memorial Hospital,
Series 1995,
2.18%, 8/15/25	40,000	40,000
Illinois Housing Development Authority, Village Center Development,
Series 2004,
2.39%, 3/1/20	6,660	6,660
Illinois International Port District, Series 2003,
2.48%, 1/1/23	3,500	3,500
Illinois Toll Highway Authority, Refinancing, 1993, Series B (MBIA),
2.85%, 1/1/10	33,295	33,295
Illinois Toll Highway Authority, Refinancing, 1998, Series B (FSA),
3.40%, 1/1/17	15,750	15,750
Illinois Toll Highway Authority, Toll Highway Senior Priority,
Series 2006 A-2 EAGLE, Class A (FSA),
2.39%, 1/1/31	21,000	21,000
Series 2007 A-1,
2.40%, 7/1/30	40,400	40,400
Indiana Development Finance Authority, IN, The Culver
Educational Foundation, Series 1997,
2.21%, 1/1/32	13,300	13,300
Indiana Health & Educational Facility Financing Authority, IN,
University of Evansville, Series 2007,
2.39%, 12/1/31	20,000	20,000

Indiana Health Facility Financing Authority, Community
Health Network, Series 2005 C,
2.24%, 5/1/35	9,700	9,700
Indianapolis Local Public Improvement Bond Bank, IN,
Series 2002 A PUTTERS, Series 2787 (MBIA) (Prerefunded),
2.24%, 6/18/14	13,995	13,995
Infirmary Health System Special Care Facilities Financing Authority of Mobile, AL, Series 2006 B,
2.25%, 2/1/40	5,900	5,900
Iowa Finance Authority, CHF-Des Moines LLC, Series 2007 A,
2.22%, 6/1/39	17,000	17,000
Jackson Health Educational & Housing Facility Board,
TN, Union University, Series 2005,
2.22%, 7/1/19	5,860	5,860
James City County Economic Development Authority, VA,
Virginia United Methodist Homes of Williamsburg, Series 2007 C,
2.20%, 7/1/17	45,725	45,725
Kansas City Industrial Development Authority, MO,
The Ethans Apartments, Series 2004,
2.33%, 2/1/39	22,000	22,000
Kansas Department of Transportation, Highway, Series 2004 C-3,
2.14%, 9/1/23	13,000	13,000
Kentucky Public Energy Authority, Inc. Gas Supply Senior,
Series 2007 A-1,
2.15%, 2/1/28	28,400	28,400
Series 2007 A-2
2.15%, 2/1/28	10,400	10,400
Knox County Health Educational & Housing Facility Board, TN,
Webb School of Knoxville, Series 2006,
2.20%, 8/1/26	6,900	6,900
Madisonville, KY, Trover Clinic Foundation, Inc., Series 2006 (AGC),
2.74%, 11/1/36	19,250	19,250
Maricopa County, AZ, Sun Health Corp., Series 2007,
2.29%, 4/1/38	21,460	21,460
Maryland Health & Higher Educational Facilities Authority,
Catholic Health Initiatives, Series 1997 B,
2.23%, 12/1/15	1,500	1,500
Maryland Health & Higher Educational Facilities Authority,
University of Maryland Medical System,
Series 2008 C,
2.31%, 7/1/41	5,000	5,000
Series 2008 E
2.17%, 7/1/41	6,800	6,800
Massachusetts Development Finance Agency,
Phillips Academy, Series 2003,
2.13%, 9/1/33	14,800	14,800
Massachusetts Water Pollution Abatement Trust, Series 12 MERLOTs,
Series D283,
2.24%, 8/1/26	19,695	19,695
Massachusetts Water Resources Authority, General, Series 2008 F,
2.00%, 8/1/29	18,400	18,400
Massachusetts Water Resources Authority, General Sub, Series 2008 D,
2.10%, 8/1/11	50,000	50,000
Massachusetts Water Resources Authority, Series 2002 J PUTTERs,
Series 2794 (FSA),
2.44%, 4/4/16	14,140	14,140
Massachusetts, Series 2005 A,
2.15%, 2/1/28	20,300	20,300
Michigan Higher Education Facilities Authority, Calvin College,
Series 2007 B,
2.43%, 9/1/37	6,500	6,500
Michigan Hospital Finance Authority, McLaren Health Care,
Series 2005 B ROCs II-R, Series 10012,
2.28%, 2/11/28	37,250	37,250
Michigan Strategic Fund, Detroit Edison Co. Series 2008 ET,
2.20%, 8/1/29	15,000	15,000
Michigan Strategic Fund, Diocese of Grand Rapids Educational & Cathedral Square, Series 2007,
2.39%, 11/1/37	23,360	23,360
Michigan Strategic Fund, Van Andel Research Institute, Series 2008,
2.15%, 4/1/43	69,900	69,900
Midcities Metropolitan District No. 1, CO, STARS BNP,
Series 2004-110,
2.40%, 12/1/31	13,135	13,135
Mississippi Development Bank, MGAM Natural Gas Supply,
2005 Series,
2.15%, 7/1/15	71,393	71,393
Missouri Health & Educational Facilities Authority,
BJC Health System, Series 2008 D,
2.03%, 5/15/38	6,000	6,000

Missouri Health & Educational Facilities Authority,
SSM Health Care, Series 2005 B ROCs II-R, Series 10314,
2.31%, 6/1/35	39,400	39,400
Series 2005 C-3,
2.15%, 6/1/33	8,600	8,600
2.40%, 6/1/33	17,200	17,200
Montgomery County Public Building Authority, TN, Pooled Financing,
Series 1997,
2.20%, 11/1/27	2,050	2,050
Series 1999,
2.20%, 9/1/29	655	655
Montgomery County, OH, Catholic Health Initiatives, Series 2006 B-1,
2.50%, 4/1/37	5,000	5,000
Municipal Energy Acquisition Corp. TN,
Gas, Series 2006 B PUTTERs, Series 1579Q,
2.29%, 6/1/09	15,855	15,855
Murray City, UT, IHC Health Service, Inc., Series 2005 D,
2.18%, 5/15/37	15,950	15,950
New Castle County, DE, University Courtyard Apartments, Series 2005,
2.24%, 8/1/31	9,500	9,500
New Hampshire Health & Education Facilities Authority,
Crotched Mountain Rehabilitation Center, Series 2006,
2.26%, 1/1/37	7,400	7,400
New Hampshire Higher Educational Health & Facilities Authority,
Riverwoods at Exeter, Series 1997 B,
2.24%, 3/1/23	8,385	8,385
New Jersey Economic Development Authority,
School Facilities Construction, Series 2008 V-3,
2.13%, 3/1/26	26,000	26,000
New Jersey Transportation Trust Fund Authority,
Series 2002 C PUTTERs, Series 2782 (FSA),
2.44%, 12/19/13	21,990	21,990
New Mexico Finance Authority, Sub Lien, Series 2008 Sub, Series A-2,
2.40%, 6/15/24	8,000	8,000
New York City Industrial Development Agency, NY,
One Bryant Park LLC, Series 2004 A,
2.20%, 11/1/39	20,190	20,190
New York City Municipal Water Finance Authority, NY,
Water & Sewer System Fiscal 2005, Series D PUTTERs, Series 2656,
2.29%, 12/15/13	9,185	9,185
North Broward Hospital District, FL, Series 2008 A,
2.20%, 1/15/31	17,100	17,100
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004,
2.26%, 7/1/19	4,300	4,300
North Carolina Medical Care Commission, CaroMont Health, Series 2008 (AGC),
2.15%, 2/15/35	27,510	27,510
North Carolina Medical Care, Community Facilities, Series 2007 A,
2.26%, 10/1/37	18,125	18,125
North Carolina Medical Care Commission,
Duke University Health System, Series 2005 B,
2.16%, 6/1/28	48,550	48,550
North Carolina Medical Care Commission, Firsthealth of the Carolinas, Series 2002,
2.16%, 10/1/32	7,000	7,000
North Carolina Medical Care Commission,
Mission-St. Joseph’s Health System, Series 2003,
2.20%, 10/1/18	9,890	9,890
North Carolina, Series 2002 F,
2.00%, 5/1/21	42,460	42,460
North Charleston, SC, Municipal Golf Course, Series 2003,
2.25%, 5/1/24	10,210	10,210
Ohio, Common Schools, Series 2006 B,
2.15%, 6/15/26	19,235	19,235
Oklahoma Turnpike Authority, Second Senior,
Series 2006 C
2.00%, 1/1/28	33,510	33,510
Series 2006 E
2.11%, 1/1/28	14,900	14,900
Orlando Utilities Commission, FL, Utility System, Series 2008,
2.05%, 10/1/33	40,000	40,000
Orlando-Orange County Expressway Authority, FL,
EAGLE, Class-A, Series 2007 (FSA),
2.75%, 7/1/42	15,000	15,000
Palm Beach County School Board, FL,
Series 2007, COPs EAGLE, Class A (FSA),
2.38%, 8/1/31	21,960	21,960
Pasco County School Board, FL, Series 2008 A COPs,
2.14%, 8/1/26	20,000	20,000
Pennsylvania Turnpike Commission, 2002 Series A-3,
2.18%, 12/1/30	16,400	16,400
Perry County, MS, Leaf River Forest Products, Inc., Series 2002,
2.20%, 2/1/22	21,700	21,700

Philadelphia Industrial Development Authority,
PA, Inglis House, Series 1997,
2.19%, 5/1/17	21,000	21,000
Philadelphia Industrial Development Authority, PA,
Philadelphia Museum of Art, Series 2008,
1.95%, 7/1/32	17,140	17,140
Philadelphia, PA, Gas Works Sixth, Series 1998 (FSA),
2.55%, 8/1/31	20,600	20,600
Portland, OR, Sewer System, Second Lien, Series 2008 B ROCs II-R,
Series 11398 (FSA),
2.74%, 12/15/15	1,805	1,805
Private Colleges & Universities Authority, GA,
Emory University 2005, Series B-2,
2.14%, 9/1/35	22,950	22,950
Public Power Generation Agency, NE,
Whelan Energy Unit 2, Series 2007 EAGLE, Class A (AGC),
2.27%, 1/1/41	21,000	21,000
Puttable Floating Option Tax-Exempts Receipts, FL,
Palm Beach County School Boards, Series 2003 B COPs P-FLOATs PT-4615,
2.27%, 8/1/29	30,000	30,000
Raleigh, NC, Downtown Improvement, Series 2005 B COPs,
2.16%, 2/1/34	32,200	32,200
Regional Transportation Authority, IL, Refinancing, Series 2005 B,
2.23%, 6/1/25	31,915	31,915
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A,
2.43%, 3/1/36	7,400	7,400
Savannah Economic Development Authority, GA,
Savannah Christian Preparatory School, Series 2007,
2.20%, 6/1/35	14,500	14,500
South Carolina Transportation Infrastructure Bank,
Series 2003 B-1,
2.20%, 10/1/31	16,500	16,500
Series 2003 B-2,
2.35%, 10/1/31	15,000	15,000
Series 2003 B-3,
2.15%, 10/31/31	21,125	21,125
Southeast Alabama Gas District, Sub Supply, Series 2007 B SGB 71, Series A,
2.34%, 8/1/08	8,415	8,415
Southern Ute Indian Tribe of the Southern Ute Indian Reservation,
CO, Series 2001,
2.20%, 11/1/31	23,300	23,300
St. Cloud, MN, CentraCare Health System, Series 2008 B (AGC),
2.48%, 5/1/42	10,920	10,920
St. Joseph County, IN, Logan Community Resources, Series 2004,
2.41%, 5/1/34	5,970	5,970
St. Joseph County, IN, University of Notre Dame du Lac, Series 2005,
1.75%, 3/1/40	9,900	9,900
Stafford County Industrial Development Authority, VA,
VML/VACO, Direct Loan, Series 2008 B-1,
2.15%, 8/1/28	34,275	34,275
Tennergy Corp. TN, Gas, Series 2006 B PUTTERs, Series 1260B,
2.29%, 11/1/13	20,700	20,700
Texas Transportation Commission,
Mobility Fund, Series 2008 PUTTERs, Series 2510,
2.29%, 10/1/15	3,465	3,465
Triborough Bridge & Tunnel Authority, NY,
Series 2008 C MERLOTs, Series D296,
2.49%, 11/15/26	21,080	21,080
UCF Health Facilities Corp. FL,
UCF Health Sciences Campus at Lake Nona, Series 2007,
2.39%, 7/1/37	20,000	20,000
University of Texas Regents, Financing System, Series 2008 B,
1.93%, 8/1/32	40,750	40,750
1.95%, 8/1/16 - 8/1/39	61,575	61,575
Utah Water Finance Agency,
Series 2008 B,
2.25%, 10/1/37	15,000	15,000
Series 2008 B-2,
2.25%, 10/1/35	34,900	34,900
Series 2008 B-4,
2.25%, 10/1/36	26,500	26,500
Washington County Authority, PA, Girard Estate, Series 1999,
2.13%, 6/1/27	15,910	15,910
Washington Health Care Facilities Authority, WA,
Swedish Health Services, Series 2006,
2.28%, 11/15/26	9,000	9,000
Washington Higher Education Facilities Authority,
University of Puget Sound, Series 2006 A,
2.22%, 10/1/30	7,810	7,810

Washington Higher Education Facilities Authority,
Whitman College, Series 2008,
2.20%, 1/1/38	30,395	30,395
Washington State Housing Finance Commission,
Judson Park, Series 2007,
2.21%, 2/1/37	10,400	10,400
Washington State, Series 2008 A ROCs II-R,
Series 12002,
2.24%, 1/15/10	12,000	12,000
Series 12003 (MBIA),
2.50%, 6/15/10	15,000	15,000
Williamstown, KY, Kentucky League of Cities Funding Trust, 2008 Series A,
2.43%, 7/1/38	8,000	8,000
Wisconsin, Clean Water Series 2001,
PUTTERS Series 2774 (FSA) (Prerefunded),
2.44%, 3/23/10	10,425	10,425
Wisconsin Health & Educational Facilities Authority,
Amery Regional Medical Center, Series 2006 A,
2.37%, 5/1/36	8,000	8,000
Yorkville United City Special Service Area 2004-106, IL,
Special Tax, Series 2004,
2.20%, 3/1/34	3,000	3,000
		3,474,393
Total Investments (100.8%) (Cost $4,743,646)		4,743,646
Liabilities in Excess of Other Assets (-0.8%)		(35,846)
Net Assets (100%)		$4,707,800

(e)	The rates shown are the effective yields at the date of purchase.
AGC	Assured Guaranty Corp.
BANs	Bond Anticipation Notes
EAGLE	Earnings of Accrual Generated on Local Tax-Exempt Securities
COPs	Certificates of Participation
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
MERLOTs	Municipal Exempt Receipts Liquidity Optional Tender
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts
PUTTERs	Puttable Tax-Exempt Receipts
RANs	Revenue Anticipation Notes
ROCs	Reset Option Certificates
STARS	Short-Term Adjustable Rates
TANs	Tax Anticipation Notes
TRANs	Tax and Revenue Anticipation Notes

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 18, 2008